FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

WRL Series Annuity Account

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class 2	TA BlackRock iShares Edge 40 Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Edge 40 Service Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock Tactical Allocation Service Class
Fidelity® VIP Index 500 Service Class 2	TA International Focus Initial Class
ProFund Access VP High Yield	TA International Focus Service Class
ProFund VP Asia 30	TA Janus Balanced Service Class
ProFund VP Basic Materials	TA Janus Mid-Cap Growth Initial Class
ProFund VP Bull	TA Janus Mid-Cap Growth Service Class
ProFund VP Consumer Services	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Emerging Markets	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Europe 30	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Financials	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Mid-Cap	TA JPMorgan Core Bond Initial Class
ProFund VP NASDAQ-100	TA JPMorgan Core Bond Service Class
ProFund VP Oil & Gas	TA JPMorgan Enhanced Index Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan Enhanced Index Service Class
ProFund VP Precious Metals	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Short Emerging Markets	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Short NASDAQ-100	TA JPMorgan Mid Cap Value Service Class
ProFund VP Short Small-Cap	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Small-Cap	TA JPMorgan Tactical Allocation Service Class
ProFund VP Small-Cap Value	TA Managed Risk - Balanced ETF Service Class
ProFund VP Telecommunications	TA Managed Risk - Growth ETF Service Class
ProFund VP U.S. Government Plus	TA Morgan Stanley Capital Growth Initial Class
ProFund VP UltraSmall-Cap	TA Morgan Stanley Capital Growth Service Class
ProFund VP Utilities	TA Multi-Managed Balanced Initial Class
TA Aegon High Yield Bond Initial Class	TA Multi-Managed Balanced Service Class
TA Aegon High Yield Bond Service Class	TA PIMCO Tactical - Balanced Service Class
TA Aegon Sustainable Equity Income Initial Class	TA PIMCO Tactical - Conservative Service Class
TA Aegon Sustainable Equity Income Service Class	TA PIMCO Tactical - Growth Service Class
TA Aegon U.S. Government Securities Initial Class	TA PIMCO Total Return Initial Class
TA Aegon U.S. Government Securities Service Class	TA PIMCO Total Return Service Class
TA BlackRock Global Real Estate Securities Initial Class	TA Small/Mid Cap Value Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA Small/Mid Cap Value Service Class
TA BlackRock Government Money Market Initial Class	TA T. Rowe Price Small Cap Initial Class
TA BlackRock Government Money Market Service Class	TA T. Rowe Price Small Cap Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA WMC US Growth Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Contrafund® Service Class 2	517,885.301	$18,007,381	$27,194,157	$(270)	$27,193,887	549,603	$21.551662	$51.502752
Fidelity® VIP Equity-Income Service Class 2	281,012.892	6,032,230	7,101,196	48	7,101,244	220,405	15.179204	33.566104
Fidelity® VIP Growth Opportunities Service Class 2	61,355.284	2,432,192	4,762,397	6	4,762,403	91,581	34.865920	56.958475
Fidelity® VIP Index 500 Service Class 2	139.517	35,913	64,450	3	64,453	1,420	21.190715	45.390176
ProFund Access VP High Yield	71,060.090	1,947,371	1,883,803	-	1,883,803	101,828	10.375844	19.012769
ProFund VP Asia 30	13,649.241	903,270	726,959	36	726,995	66,199	10.311534	13.443665
ProFund VP Basic Materials	31,770.137	2,260,151	2,698,555	17	2,698,572	148,955	14.840003	18.642150
ProFund VP Bull	125,784.110	6,711,669	8,841,365	(23)	8,841,342	283,048	18.505635	32.609650
ProFund VP Consumer Services	53,886.637	4,047,882	4,168,670	(22)	4,168,648	111,031	18.081924	39.567107
ProFund VP Emerging Markets	265,271.726	8,760,989	7,968,763	(16)	7,968,747	917,902	8.207804	13.101079
ProFund VP Europe 30	29,486.705	698,636	755,449	(17)	755,432	72,059	9.449801	14.168874
ProFund VP Falling U.S. Dollar	2,498.739	45,459	41,354	-	41,354	7,430	5.264775	8.833683
ProFund VP Financials	65,424.292	2,744,275	3,298,693	10	3,298,703	223,984	13.610995	26.225960
ProFund VP Government Money Market	4,602,134.310	4,602,134	4,602,134	(5)	4,602,129	538,840	7.847754	9.439044
ProFund VP International	332,685.744	6,962,204	7,428,873	(3)	7,428,870	813,631	8.548757	12.926209
ProFund VP Japan	10,586.095	549,630	600,973	107	601,080	52,899	10.667672	20.330536
ProFund VP Mid-Cap	280,923.459	5,380,148	6,031,427	(21)	6,031,406	257,344	14.301743	24.235672
ProFund VP NASDAQ-100	196,724.200	12,216,802	14,532,017	5	14,532,022	202,627	27.847500	76.657744
ProFund VP Oil & Gas	94,712.571	2,449,189	2,655,740	12	2,655,752	373,058	6.725784	7.720958
ProFund VP Pharmaceuticals	65,515.568	2,305,580	2,762,136	7	2,762,143	119,589	13.351423	24.078491
ProFund VP Precious Metals	69,731.003	1,856,858	1,961,533	1	1,961,534	319,503	5.598918	14.298270
ProFund VP Short Emerging Markets	3,391.082	86,195	86,507	(2)	86,505	52,354	1.486997	4.647127
ProFund VP Short International	518.314	20,183	13,030	(12)	13,018	5,898	2.045275	5.099184
ProFund VP Short NASDAQ-100	11,114.031	202,638	149,928	1	149,929	355,551	0.379795	2.096612
ProFund VP Short Small-Cap	1,869.626	51,302	41,786	(3)	41,783	63,928	0.617428	3.926557
ProFund VP Small-Cap	69,708.306	3,022,716	3,011,399	105	3,011,504	123,620	13.799329	25.292068
ProFund VP Small-Cap Value	43,634.592	2,110,421	2,377,649	(5)	2,377,644	108,184	12.843026	22.978430
ProFund VP Telecommunications	15,588.613	529,753	588,782	-	588,782	47,884	10.683460	15.641315
ProFund VP U.S. Government Plus	37,840.271	1,067,458	861,245	(29)	861,216	45,579	10.652865	20.867355
ProFund VP UltraSmall-Cap	108,154.946	2,117,511	2,839,067	24	2,839,091	113,026	16.301603	39.464288
ProFund VP Utilities	61,505.937	2,586,196	2,612,157	-	2,612,157	127,980	14.176814	20.920689
TA Aegon High Yield Bond Initial Class	712,348.541	5,340,864	5,499,331	18	5,499,349	213,943	11.993261	27.400877
TA Aegon High Yield Bond Service Class	7,877.288	60,121	61,994	(3)	61,991	2,432	12.417777	26.216035
TA Aegon Sustainable Equity Income Initial Class	2,738,609.680	53,194,319	57,812,050	(18)	57,812,032	1,295,517	12.672966	50.012828
TA Aegon Sustainable Equity Income Service Class	36,026.090	654,631	761,592	17	761,609	21,135	13.219608	36.465661
TA Aegon U.S. Government Securities Initial Class	618,142.209	6,907,580	6,416,316	(13)	6,416,303	438,899	9.821062	15.629318
TA Aegon U.S. Government Securities Service Class	9,330.463	116,581	100,582	(2)	100,580	7,185	10.783074	14.064676
TA BlackRock Global Real Estate Securities Initial Class	1,631,600.257	19,124,830	21,488,175	1	21,488,176	469,435	14.063644	57.428027
TA BlackRock Global Real Estate Securities Service Class	33,856.894	408,005	475,351	3	475,354	12,791	14.566087	38.180724
TA BlackRock Government Money Market Initial Class	29,647,036.735	29,647,037	29,647,037	(182)	29,646,855	2,362,979	7.780708	15.581988
TA BlackRock Government Money Market Service Class	633,927.200	633,927	633,927	(6)	633,921	69,182	8.546296	9.584709
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	74,637.448	802,841	856,838	1	856,839	61,100	11.997334	14.343253

See accompanying notes.	2

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	112,575.505	$1,248,331	$1,299,121	$-	$1,299,121	90,289	$11.638191	$14.742694
TA BlackRock iShares Edge 40 Initial Class	186,167.515	1,765,670	1,898,909	(4)	1,898,905	91,800	12.466565	22.280400
TA BlackRock iShares Edge 40 Service Class	2,325.654	19,633	23,536	9	23,545	1,086	13.000655	21.921530
TA BlackRock Tactical Allocation Service Class	280,756.341	4,391,055	4,764,435	4	4,764,439	320,542	13.416876	15.158093
TA International Focus Initial Class	3,079,183.103	26,027,206	33,162,802	4	33,162,806	1,420,274	15.885091	28.411813
TA International Focus Service Class	22,039.300	183,225	232,074	2	232,076	6,690	16.569067	35.044300
TA Janus Balanced Service Class	465,729.143	7,898,067	9,263,353	(68)	9,263,285	4,207,838	1.995293	17.342766
TA Janus Mid-Cap Growth Initial Class	2,836,119.606	93,807,962	126,292,406	(17)	126,292,389	1,155,905	22.316138	140.042282
TA Janus Mid-Cap Growth Service Class	18,297.738	577,355	766,126	(13)	766,113	14,939	22.029765	52.407389
TA JPMorgan Asset Allocation - Conservative Initial Class	3,217,436.931	34,004,392	37,000,525	(48)	37,000,477	1,728,080	13.434638	23.274051
TA JPMorgan Asset Allocation - Conservative Service Class	72,858.086	757,870	826,211	6	826,217	35,929	13.386530	23.597818
TA JPMorgan Asset Allocation - Growth Initial Class	5,372,497.760	62,704,549	84,348,215	77	84,348,292	2,424,950	18.411578	36.484191
TA JPMorgan Asset Allocation - Growth Service Class	197,569.248	2,128,262	3,062,323	16	3,062,339	74,959	19.201097	41.688906
TA JPMorgan Asset Allocation - Moderate Initial Class	6,042,608.045	70,773,865	82,542,026	55	82,542,081	3,272,556	14.011883	26.854338
TA JPMorgan Asset Allocation - Moderate Service Class	145,518.066	1,633,342	1,954,308	(1)	1,954,307	70,434	14.517200	28.184708
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	9,126,572.068	113,510,349	132,061,498	10	132,061,508	4,673,601	15.392166	30.565159
TA JPMorgan Asset Allocation - Moderate Growth Service Class	290,610.419	3,310,360	4,129,574	10	4,129,584	126,282	16.052576	33.339013
TA JPMorgan Core Bond Initial Class	2,403,115.041	31,460,087	30,351,343	(1)	30,351,342	1,017,397	10.522444	45.241055
TA JPMorgan Core Bond Service Class	25,673.534	358,848	349,674	(3)	349,671	22,137	11.071522	16.526315
TA JPMorgan Enhanced Index Initial Class	1,594,368.612	36,918,395	44,116,179	(6)	44,116,173	944,397	20.390204	49.121434
TA JPMorgan Enhanced Index Service Class	4,120.143	89,018	113,345	2	113,347	2,055	21.255819	55.387080
TA JPMorgan International Moderate Growth Initial Class	216,575.381	2,193,209	2,601,070	21	2,601,091	168,981	14.048220	15.865568
TA JPMorgan International Moderate Growth Service Class	2,060.944	20,167	24,484	(2)	24,482	1,625	14.016808	15.260514
TA JPMorgan Mid Cap Value Initial Class	471,368.202	7,461,725	9,304,808	8	9,304,816	192,915	14.235841	54.503020
TA JPMorgan Mid Cap Value Service Class	5,339.542	90,401	103,107	16	103,123	2,001	14.838935	51.955084
TA JPMorgan Tactical Allocation Initial Class	1,814,004.850	25,855,972	28,298,476	30	28,298,506	703,257	12.916252	47.258979
TA JPMorgan Tactical Allocation Service Class	22,289.876	332,746	368,675	10	368,685	19,088	12.844316	19.537152
TA Managed Risk - Balanced ETF Service Class	320,025.516	3,884,181	4,265,940	3	4,265,943	262,014	12.546451	16.750784
TA Managed Risk - Growth ETF Service Class	374,911.142	3,916,867	4,345,220	(7)	4,345,213	243,484	13.662355	18.385904
TA Morgan Stanley Capital Growth Initial Class	3,350,902.098	82,186,394	97,946,868	31	97,946,899	914,194	35.619223	116.019167
TA Morgan Stanley Capital Growth Service Class	49,089.079	1,114,247	1,354,859	(1)	1,354,858	13,262	37.140825	105.990428
TA Multi-Managed Balanced Initial Class	6,287,479.809	89,645,307	117,450,123	(38)	117,450,085	3,028,888	16.854120	40.142176
TA Multi-Managed Balanced Service Class	38,441.813	551,361	699,257	(2)	699,255	18,007	16.647486	39.913536
TA PIMCO Tactical - Balanced Service Class	88,177.934	1,054,168	1,065,189	11	1,065,200	726,003	1.326887	13.469760
TA PIMCO Tactical - Conservative Service Class	148,783.820	1,769,808	1,737,795	4	1,737,799	1,216,239	1.316311	13.542065
TA PIMCO Tactical - Growth Service Class	86,978.998	980,938	1,042,008	2	1,042,010	697,547	1.432168	14.829755
TA PIMCO Total Return Initial Class	2,245,467.820	26,060,072	24,879,783	(17)	24,879,766	1,438,744	10.419875	18.614310
TA PIMCO Total Return Service Class	12,335.973	139,880	135,326	(10)	135,316	8,534	11.172130	16.526691
TA Small/Mid Cap Value Initial Class	3,140,905.464	60,298,950	76,732,320	(12)	76,732,308	1,499,037	14.815242	54.531960
TA Small/Mid Cap Value Service Class	68,220.766	1,287,621	1,611,374	(9)	1,611,365	30,695	15.444590	53.563895
TA T. Rowe Price Small Cap Initial Class	2,041,758.724	32,377,762	38,813,833	(36)	38,813,797	712,969	18.062330	62.010768

See accompanying notes.	3

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	23,896.487	$337,589	$415,560	$18	$415,578	6,012	$18.688554	$71.780151
TA WMC US Growth Initial Class	12,512,110.225	370,503,078	568,800,531	94	568,800,625	8,876,620	27.560856	66.847048
TA WMC US Growth Service Class	64,041.028	1,876,363	2,801,155	(6)	2,801,149	41,566	27.215213	68.929603

See accompanying notes.	4

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Index 500 Service Class 2	ProFund Access VP High Yield
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$23,647,400	$7,237,308	$3,807,868	$38,314	$2,452,609

Investment Income:
Reinvested Dividends	19,455	103,024	-	627	122,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,379	89,457	59,703	547	31,846

Net Investment Income (Loss)	(329,924)	13,567	(59,703)	80	90,608

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	131,932	307,652	246,743	127	-
Realized Gain (Loss) on Investments	1,281,609	75,274	946,065	469	(28,846)

Net Realized Capital Gains (Losses) on Investments	1,413,541	382,926	1,192,808	596	(28,846)
Net Change in Unrealized Appreciation (Depreciation)	5,299,212	(119,893)	1,114,782	5,946	(97,183)

Net Gain (Loss) on Investment	6,712,753	263,033	2,307,590	6,542	(126,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,382,829	276,600	2,247,887	6,622	(35,421)

Increase (Decrease) in Net Assets from Contract Transactions	(2,207,175)	(681,536)	(992,834)	2,087	(125,545)

Total Increase (Decrease) in Net Assets	4,175,654	(404,936)	1,255,053	8,709	(160,966)

Net Assets as of December 31, 2020:	$27,823,054	$6,832,372	$5,062,921	$47,023	$2,291,643

Investment Income:
Reinvested Dividends	7,599	116,161	-	610	51,495
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379,298	102,682	74,207	787	28,512

Net Investment Income (Loss)	(371,699)	13,479	(74,207)	(177)	22,983

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,300,248	798,217	469,849	398	-
Realized Gain (Loss) on Investments	3,671,529	289,967	700,480	1,491	(28,930)

Net Realized Capital Gains (Losses) on Investments	6,971,777	1,088,184	1,170,329	1,889	(28,930)
Net Change in Unrealized Appreciation (Depreciation)	(384,608)	371,075	(576,910)	11,412	(17,238)

Net Gain (Loss) on Investment	6,587,169	1,459,259	593,419	13,301	(46,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,215,470	1,472,738	519,212	13,124	(23,185)

Increase (Decrease) in Net Assets from Contract Transactions	(6,844,637)	(1,203,866)	(819,730)	4,306	(384,655)

Total Increase (Decrease) in Net Assets	(629,167)	268,872	(300,518)	17,430	(407,840)

Net Assets as of December 31, 2021:	$27,193,887	$7,101,244	$4,762,403	$64,453	$1,883,803

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,353,350	$1,675,113	$8,923,383	$4,431,509	$7,535,763

Investment Income:
Reinvested Dividends	13,281	9,861	7,452	-	38,947
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,733	20,959	126,881	65,957	94,318

Net Investment Income (Loss)	(4,452)	(11,098)	(119,429)	(65,957)	(55,371)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	121,072	118,696	412,645	1,396,257	-
Realized Gain (Loss) on Investments	87,528	(26,926)	167,030	228,754	76,929

Net Realized Capital Gains (Losses) on Investments	208,600	91,770	579,675	1,625,011	76,929
Net Change in Unrealized Appreciation (Depreciation)	186,757	122,379	691,666	(490,346)	1,418,105

Net Gain (Loss) on Investment	395,357	214,149	1,271,341	1,134,665	1,495,034

Net Increase (Decrease) in Net Assets Resulting from Operations	390,905	203,051	1,151,912	1,068,708	1,439,663

Increase (Decrease) in Net Assets from Contract Transactions	(379,544)	(266,275)	(656,650)	(445,059)	(1,123,768)

Total Increase (Decrease) in Net Assets	11,361	(63,224)	495,262	623,649	315,895

Net Assets as of December 31, 2020:	$1,364,711	$1,611,889	$9,418,645	$5,055,158	$7,851,658

Investment Income:
Reinvested Dividends	-	5,095	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,078	30,794	144,015	68,910	140,387

Net Investment Income (Loss)	(19,078)	(25,699)	(144,015)	(68,910)	(140,387)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	188,972	40,904	615,246	346,047	-
Realized Gain (Loss) on Investments	69,757	67,773	985,045	99,985	569,341

Net Realized Capital Gains (Losses) on Investments	258,729	108,677	1,600,291	446,032	569,341
Net Change in Unrealized Appreciation (Depreciation)	(452,345)	324,791	636,171	9,078	(2,847,423)

Net Gain (Loss) on Investment	(193,616)	433,468	2,236,462	455,110	(2,278,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	(212,694)	407,769	2,092,447	386,200	(2,418,469)

Increase (Decrease) in Net Assets from Contract Transactions	(425,022)	678,914	(2,669,750)	(1,272,710)	2,535,558

Total Increase (Decrease) in Net Assets	(637,716)	1,086,683	(577,303)	(886,510)	117,089

Net Assets as of December 31, 2021:	$726,995	$2,698,572	$8,841,342	$4,168,648	$7,968,747

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$765,882	$27,080	$3,585,937	$3,677,097	$1,634,996

Investment Income:
Reinvested Dividends	16,119	106	18,892	2,068	6,534
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,884	433	42,057	100,860	22,611

Net Investment Income (Loss)	5,235	(327)	(23,165)	(98,792)	(16,077)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	205,385	-	-
Realized Gain (Loss) on Investments	(30,097)	77	22,775	-	(64,369)

Net Realized Capital Gains (Losses) on Investments	(30,097)	77	228,160	-	(64,369)
Net Change in Unrealized Appreciation (Depreciation)	(59,567)	1,672	(397,538)	-	106,767

Net Gain (Loss) on Investment	(89,664)	1,749	(169,378)	-	42,398

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,429)	1,422	(192,543)	(98,792)	26,321

Increase (Decrease) in Net Assets from Contract Transactions	(111,884)	32,806	(541,426)	2,784,585	(233,761)

Total Increase (Decrease) in Net Assets	(196,313)	34,228	(733,969)	2,685,793	(207,440)

Net Assets as of December 31, 2020:	$569,569	$61,308	$2,851,968	$6,362,890	$1,427,556

Investment Income:
Reinvested Dividends	6,821	-	11,577	680	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,841	658	49,036	89,414	101,984

Net Investment Income (Loss)	(6,020)	(658)	(37,459)	(88,734)	(101,984)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	930	213,264	-	-
Realized Gain (Loss) on Investments	22,118	(583)	282,559	-	79,973

Net Realized Capital Gains (Losses) on Investments	22,118	347	495,823	-	79,973
Net Change in Unrealized Appreciation (Depreciation)	124,911	(4,944)	334,549	-	394,971

Net Gain (Loss) on Investment	147,029	(4,597)	830,372	-	474,944

Net Increase (Decrease) in Net Assets Resulting from Operations	141,009	(5,255)	792,913	(88,734)	372,960

Increase (Decrease) in Net Assets from Contract Transactions	44,854	(14,699)	(346,178)	(1,672,027)	5,628,354

Total Increase (Decrease) in Net Assets	185,863	(19,954)	446,735	(1,760,761)	6,001,314

Net Assets as of December 31, 2021:	$755,432	$41,354	$3,298,703	$4,602,129	$7,428,870

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Japan	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Oil & Gas	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$471,613	$2,186,921	$11,101,979	$1,736,836	$2,194,284

Investment Income:
Reinvested Dividends	1,191	22,736	-	26,612	3,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,274	33,518	192,396	15,233	40,477

Net Investment Income (Loss)	(5,083)	(10,782)	(192,396)	11,379	(37,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	701,983	961,099	11,768	-
Realized Gain (Loss) on Investments	11,643	(268,789)	1,194,693	(273,106)	(53,078)

Net Realized Capital Gains (Losses) on Investments	11,643	433,194	2,155,792	(261,338)	(53,078)
Net Change in Unrealized Appreciation (Depreciation)	49,273	(151,056)	2,647,106	(358,410)	438,040

Net Gain (Loss) on Investment	60,916	282,138	4,802,898	(619,748)	384,962

Net Increase (Decrease) in Net Assets Resulting from Operations	55,833	271,356	4,610,502	(608,369)	347,794

Increase (Decrease) in Net Assets from Contract Transactions	(58,510)	346,761	(45,251)	(6,254)	653,632

Total Increase (Decrease) in Net Assets	(2,677)	618,117	4,565,251	(614,623)	1,001,426

Net Assets as of December 31, 2020:	$468,936	$2,805,038	$15,667,230	$1,122,213	$3,195,710

Investment Income:
Reinvested Dividends	-	-	-	41,989	8,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,095	86,864	251,006	32,432	48,385

Net Investment Income (Loss)	(8,095)	(86,864)	(251,006)	9,557	(39,648)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75,022	201,776	2,700,163	-	42,929
Realized Gain (Loss) on Investments	17,973	(165,532)	3,071,615	(324,121)	108,863

Net Realized Capital Gains (Losses) on Investments	92,995	36,244	5,771,778	(324,121)	151,792
Net Change in Unrealized Appreciation (Depreciation)	(74,591)	936,445	(2,115,906)	987,825	162,633

Net Gain (Loss) on Investment	18,404	972,689	3,655,872	663,704	314,425

Net Increase (Decrease) in Net Assets Resulting from Operations	10,309	885,825	3,404,866	673,261	274,777

Increase (Decrease) in Net Assets from Contract Transactions	121,835	2,340,543	(4,540,074)	860,278	(708,344)

Total Increase (Decrease) in Net Assets	132,144	3,226,368	(1,135,208)	1,533,539	(433,567)

Net Assets as of December 31, 2021:	$601,080	$6,031,406	$14,532,022	$2,655,752	$2,762,143

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$2,637,624	$99,316	$19,465	$172,605	$662,556

Investment Income:
Reinvested Dividends	5,989	849	111	251	303
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,821	1,462	288	2,934	3,528

Net Investment Income (Loss)	(31,832)	(613)	(177)	(2,683)	(3,225)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	526,163	(37,101)	(1,614)	(87,289)	(23,756)

Net Realized Capital Gains (Losses) on Investments	526,163	(37,101)	(1,614)	(87,289)	(23,756)
Net Change in Unrealized Appreciation (Depreciation)	9,343	(3,180)	(2,057)	(27,835)	227,303

Net Gain (Loss) on Investment	535,506	(40,281)	(3,671)	(115,124)	203,547

Net Increase (Decrease) in Net Assets Resulting from Operations	503,674	(40,894)	(3,848)	(117,807)	200,322

Increase (Decrease) in Net Assets from Contract Transactions	(1,017,700)	(21,576)	(86)	65,525	(818,472)

Total Increase (Decrease) in Net Assets	(514,026)	(62,470)	(3,934)	(52,282)	(618,150)

Net Assets as of December 31, 2020:	$2,123,598	$36,846	$15,531	$120,323	$44,406

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,808	768	281	2,180	1,097

Net Investment Income (Loss)	(31,808)	(768)	(281)	(2,180)	(1,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,166	-
Realized Gain (Loss) on Investments	260,100	(24,362)	(2,413)	(67,458)	(37,672)

Net Realized Capital Gains (Losses) on Investments	260,100	(24,362)	(2,413)	(66,292)	(37,672)
Net Change in Unrealized Appreciation (Depreciation)	(447,983)	26,499	(331)	26,034	16,217

Net Gain (Loss) on Investment	(187,883)	2,137	(2,744)	(40,258)	(21,455)

Net Increase (Decrease) in Net Assets Resulting from Operations	(219,691)	1,369	(3,025)	(42,438)	(22,552)

Increase (Decrease) in Net Assets from Contract Transactions	57,627	48,290	512	72,044	19,929

Total Increase (Decrease) in Net Assets	(162,064)	49,659	(2,513)	29,606	(2,623)

Net Assets as of December 31, 2021:	$1,961,534	$86,505	$13,018	$149,929	$41,783

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Small-Cap	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,657,791	$1,296,075	$788,893	$928,007	$3,959,951

Investment Income:
Reinvested Dividends	605	202	5,893	488	2,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,094	11,954	10,779	17,397	34,149

Net Investment Income (Loss)	(18,489)	(11,752)	(4,886)	(16,909)	(31,349)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,100	93,154	-	76,670	332,205
Realized Gain (Loss) on Investments	(148,540)	(101,366)	(36,794)	206,589	(1,381,945)

Net Realized Capital Gains (Losses) on Investments	(110,440)	(8,212)	(36,794)	283,259	(1,049,740)
Net Change in Unrealized Appreciation (Depreciation)	163,124	(42,947)	41,222	(124,476)	1,249,413

Net Gain (Loss) on Investment	52,684	(51,159)	4,428	158,783	199,673

Net Increase (Decrease) in Net Assets Resulting from Operations	34,195	(62,911)	(458)	141,874	168,324

Increase (Decrease) in Net Assets from Contract Transactions	(368,672)	(192,979)	(71,204)	116,250	(1,492,075)

Total Increase (Decrease) in Net Assets	(334,477)	(255,890)	(71,662)	258,124	(1,323,751)

Net Assets as of December 31, 2020:	$1,323,314	$1,040,185	$717,231	$1,186,131	$2,636,200

Investment Income:
Reinvested Dividends	-	2,216	8,226	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,168	36,663	11,357	13,599	43,692

Net Investment Income (Loss)	(45,168)	(34,447)	(3,131)	(13,599)	(43,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	122,725	-	-	165,731	241,160
Realized Gain (Loss) on Investments	205,414	183,490	24,296	(92,633)	535,717

Net Realized Capital Gains (Losses) on Investments	328,139	183,490	24,296	73,098	776,877
Net Change in Unrealized Appreciation (Depreciation)	(200,144)	273,266	86,978	(170,462)	(174,618)

Net Gain (Loss) on Investment	127,995	456,756	111,274	(97,364)	602,259

Net Increase (Decrease) in Net Assets Resulting from Operations	82,827	422,309	108,143	(110,963)	558,567

Increase (Decrease) in Net Assets from Contract Transactions	1,605,363	915,150	(236,592)	(213,952)	(355,676)

Total Increase (Decrease) in Net Assets	1,688,190	1,337,459	(128,449)	(324,915)	202,891

Net Assets as of December 31, 2021:	$3,011,504	$2,377,644	$588,782	$861,216	$2,839,091

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Utilities	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$3,283,795	$7,623,087	$193,564	$61,580,013	$817,718

Investment Income:
Reinvested Dividends	43,910	422,277	10,828	1,477,528	17,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,882	92,882	2,365	685,520	8,265

Net Investment Income (Loss)	2,028	329,395	8,463	792,008	8,937

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	612,801	-	-	5,970,499	76,735
Realized Gain (Loss) on Investments	(54,807)	(346,809)	(1,146)	1,159,748	1,275

Net Realized Capital Gains (Losses) on Investments	557,994	(346,809)	(1,146)	7,130,247	78,010
Net Change in Unrealized Appreciation (Depreciation)	(694,244)	220,895	104	(13,586,681)	(150,363)

Net Gain (Loss) on Investment	(136,250)	(125,914)	(1,042)	(6,456,434)	(72,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,222)	203,481	7,421	(5,664,426)	(63,416)

Increase (Decrease) in Net Assets from Contract Transactions	(496,683)	(996,369)	(6,489)	(3,769,211)	(71,875)

Total Increase (Decrease) in Net Assets	(630,905)	(792,888)	932	(9,433,637)	(135,291)

Net Assets as of December 31, 2020:	$2,652,890	$6,830,199	$194,496	$52,146,376	$682,427

Investment Income:
Reinvested Dividends	41,186	343,500	8,877	1,256,220	13,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,206	95,284	1,964	823,240	9,451

Net Investment Income (Loss)	2,980	248,216	6,913	432,980	4,070

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(91,526)	31,629	313	3,119,204	(954)

Net Realized Capital Gains (Losses) on Investments	(91,526)	31,629	313	3,119,204	(954)
Net Change in Unrealized Appreciation (Depreciation)	413,622	31,934	1,176	7,392,409	129,179

Net Gain (Loss) on Investment	322,096	63,563	1,489	10,511,613	128,225

Net Increase (Decrease) in Net Assets Resulting from Operations	325,076	311,779	8,402	10,944,593	132,295

Increase (Decrease) in Net Assets from Contract Transactions	(365,809)	(1,642,629)	(140,907)	(5,278,937)	(53,113)

Total Increase (Decrease) in Net Assets	(40,733)	(1,330,850)	(132,505)	5,665,656	79,182

Net Assets as of December 31, 2021:	$2,612,157	$5,499,349	$61,991	$57,812,032	$761,609

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$6,824,252	$109,133	$23,134,330	$472,348	$25,524,243

Investment Income:
Reinvested Dividends	149,094	1,601	2,416,052	46,324	77,950
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118,554	1,429	278,112	5,656	456,542

Net Investment Income (Loss)	30,540	172	2,137,940	40,668	(378,592)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,911	132	1,433,566	28,108	-
Realized Gain (Loss) on Investments	(42,872)	68	(400,025)	658	-

Net Realized Capital Gains (Losses) on Investments	(31,961)	200	1,033,541	28,766	-
Net Change in Unrealized Appreciation (Depreciation)	528,845	7,192	(3,679,172)	(82,197)	-

Net Gain (Loss) on Investment	496,884	7,392	(2,645,631)	(53,431)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	527,424	7,564	(507,691)	(12,763)	(378,592)

Increase (Decrease) in Net Assets from Contract Transactions	1,336,403	(4,297)	(2,090,895)	(20,757)	10,273,729

Total Increase (Decrease) in Net Assets	1,863,827	3,267	(2,598,586)	(33,520)	9,895,137

Net Assets as of December 31, 2020:	$8,688,079	$112,400	$20,535,744	$438,828	$35,419,380

Investment Income:
Reinvested Dividends	164,313	1,721	538,929	10,333	1,121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,451	1,340	308,929	6,741	479,270

Net Investment Income (Loss)	52,862	381	230,000	3,592	(478,149)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	527,407	6,830	-	-	-
Realized Gain (Loss) on Investments	(11,928)	(538)	(262,136)	9,586	-

Net Realized Capital Gains (Losses) on Investments	515,479	6,292	(262,136)	9,586	-
Net Change in Unrealized Appreciation (Depreciation)	(890,712)	(10,840)	4,729,250	88,757	-

Net Gain (Loss) on Investment	(375,233)	(4,548)	4,467,114	98,343	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(322,371)	(4,167)	4,697,114	101,935	(478,149)

Increase (Decrease) in Net Assets from Contract Transactions	(1,949,405)	(7,653)	(3,744,682)	(65,409)	(5,294,376)

Total Increase (Decrease) in Net Assets	(2,271,776)	(11,820)	952,432	36,526	(5,772,525)

Net Assets as of December 31, 2021:	$6,416,303	$100,580	$21,488,176	$475,354	$29,646,855

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$367,324	$623,898	$1,479,483	$2,431,217

Investment Income:
Reinvested Dividends	912	18,434	24,749	57,616
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,906	13,219	19,108	34,304

Net Investment Income (Loss)	(4,994)	5,215	5,641	23,312

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	13,611	27,193	16,370
Realized Gain (Loss) on Investments	-	29,131	(17,454)	28,885

Net Realized Capital Gains (Losses) on Investments	-	42,742	9,739	45,255
Net Change in Unrealized Appreciation (Depreciation)	-	57,291	(67,669)	113,613

Net Gain (Loss) on Investment	-	100,033	(57,930)	158,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,994)	105,248	(52,289)	182,180

Increase (Decrease) in Net Assets from Contract Transactions	86,762	261,468	(78,624)	(192,530)

Total Increase (Decrease) in Net Assets	81,768	366,716	(130,913)	(10,350)

Net Assets as of December 31, 2020:	$449,092	$990,614	$1,348,570	$2,420,867

Investment Income:
Reinvested Dividends	21	9,262	7,376	41,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,673	13,398	19,859	33,846

Net Investment Income (Loss)	(5,652)	(4,136)	(12,483)	7,926

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	13,575	-	46,409
Realized Gain (Loss) on Investments	-	33,675	(10,616)	49,289

Net Realized Capital Gains (Losses) on Investments	-	47,250	(10,616)	95,698
Net Change in Unrealized Appreciation (Depreciation)	-	(7,027)	101,337	(4,215)

Net Gain (Loss) on Investment	-	40,223	90,721	91,483

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,652)	36,087	78,238	99,409

Increase (Decrease) in Net Assets from Contract Transactions	190,481	(169,862)	(127,687)	(621,371)

Total Increase (Decrease) in Net Assets	184,829	(133,775)	(49,449)	(521,962)

Net Assets as of December 31, 2021:	$633,921	$856,839	$1,299,121	$1,898,905

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Tactical Allocation Service Class	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$39,603	$4,451,472	$34,984,252	$277,972	$6,610,131

Investment Income:
Reinvested Dividends	629	72,067	740,309	3,721	111,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410	60,067	467,914	2,596	98,908

Net Investment Income (Loss)	219	12,000	272,395	1,125	12,639

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	199	229,236	-	-	307,914
Realized Gain (Loss) on Investments	1,779	(8,871)	490,485	(3,092)	343,203

Net Realized Capital Gains (Losses) on Investments	1,978	220,365	490,485	(3,092)	651,117
Net Change in Unrealized Appreciation (Depreciation)	(415)	228,242	5,300,692	34,136	224,830

Net Gain (Loss) on Investment	1,563	448,607	5,791,177	31,044	875,947

Net Increase (Decrease) in Net Assets Resulting from Operations	1,782	460,607	6,063,572	32,169	888,586

Increase (Decrease) in Net Assets from Contract Transactions	(13,007)	(157,721)	(2,788,980)	(93,812)	886,961

Total Increase (Decrease) in Net Assets	(11,225)	302,886	3,274,592	(61,643)	1,775,547

Net Assets as of December 31, 2020:	$28,378	$4,754,358	$38,258,844	$216,329	$8,385,678

Investment Income:
Reinvested Dividends	385	117,894	441,514	2,382	106,280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	339	68,058	521,030	2,936	124,395

Net Investment Income (Loss)	46	49,836	(79,516)	(554)	(18,115)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	497	158,033	-	-	402,517
Realized Gain (Loss) on Investments	823	117,319	1,984,743	2,047	464,672

Net Realized Capital Gains (Losses) on Investments	1,320	275,352	1,984,743	2,047	867,189
Net Change in Unrealized Appreciation (Depreciation)	(240)	(44,850)	1,349,237	18,376	345,976

Net Gain (Loss) on Investment	1,080	230,502	3,333,980	20,423	1,213,165

Net Increase (Decrease) in Net Assets Resulting from Operations	1,126	280,338	3,254,464	19,869	1,195,050

Increase (Decrease) in Net Assets from Contract Transactions	(5,959)	(270,257)	(8,350,502)	(4,122)	(317,443)

Total Increase (Decrease) in Net Assets	(4,833)	10,081	(5,096,038)	15,747	877,607

Net Assets as of December 31, 2021:	$23,545	$4,764,439	$33,162,806	$232,076	$9,263,285

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2019:	$115,385,380	$677,798	$43,042,877	$952,671	$77,881,169

Investment Income:
Reinvested Dividends	243,772	244	1,059,380	20,781	1,225,870
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,425,344	8,449	620,893	12,747	1,046,481

Net Investment Income (Loss)	(1,181,572)	(8,205)	438,487	8,034	179,389

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,729,934	52,742	1,046,123	22,785	5,753,258
Realized Gain (Loss) on Investments	4,048,173	5,983	(231,937)	1,317	3,585,139

Net Realized Capital Gains (Losses) on Investments	12,778,107	58,725	814,186	24,102	9,338,397
Net Change in Unrealized Appreciation (Depreciation)	6,527,490	49,721	2,826,389	53,077	6,436,427

Net Gain (Loss) on Investment	19,305,597	108,446	3,640,575	77,179	15,774,824

Net Increase (Decrease) in Net Assets Resulting from Operations	18,124,025	100,241	4,079,062	85,213	15,954,213

Increase (Decrease) in Net Assets from Contract Transactions	(9,677,395)	(37,386)	(3,499,887)	(91,524)	(6,513,565)

Total Increase (Decrease) in Net Assets	8,446,630	62,855	579,175	(6,311)	9,440,648

Net Assets as of December 31, 2020:	$123,832,010	$740,653	$43,622,052	$946,360	$87,321,817

Investment Income:
Reinvested Dividends	347,795	787	971,078	18,357	1,508,285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,722,330	10,757	607,816	12,054	1,302,694

Net Investment Income (Loss)	(1,374,535)	(9,970)	363,262	6,303	205,591

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,710,548	103,464	621,586	13,062	5,509,915
Realized Gain (Loss) on Investments	7,679,680	21,857	1,305,154	13,012	8,976,241

Net Realized Capital Gains (Losses) on Investments	23,390,228	125,321	1,926,740	26,074	14,486,156
Net Change in Unrealized Appreciation (Depreciation)	(3,415,109)	(6,909)	(470,970)	3,446	153,554

Net Gain (Loss) on Investment	19,975,119	118,412	1,455,770	29,520	14,639,710

Net Increase (Decrease) in Net Assets Resulting from Operations	18,600,584	108,442	1,819,032	35,823	14,845,301

Increase (Decrease) in Net Assets from Contract Transactions	(16,140,205)	(82,982)	(8,440,607)	(155,966)	(17,818,826)

Total Increase (Decrease) in Net Assets	2,460,379	25,460	(6,621,575)	(120,143)	(2,973,525)

Net Assets as of December 31, 2021:	$126,292,389	$766,113	$37,000,477	$826,217	$84,348,292

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$2,472,000	$91,445,896	$2,041,452	$134,913,208	$3,533,941

Investment Income:
Reinvested Dividends	35,020	1,849,835	33,720	2,597,605	62,009
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,689	1,237,066	23,872	1,819,171	45,637

Net Investment Income (Loss)	3,331	612,769	9,848	778,434	16,372

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	190,522	2,550,752	51,979	6,552,167	179,297
Realized Gain (Loss) on Investments	57,370	1,904,445	48,834	849,860	31,209

Net Realized Capital Gains (Losses) on Investments	247,892	4,455,197	100,813	7,402,027	210,506
Net Change in Unrealized Appreciation (Depreciation)	275,043	3,542,634	60,427	8,353,953	207,975

Net Gain (Loss) on Investment	522,935	7,997,831	161,240	15,755,980	418,481

Net Increase (Decrease) in Net Assets Resulting from Operations	526,266	8,610,600	171,088	16,534,414	434,853

Increase (Decrease) in Net Assets from Contract Transactions	(129,319)	(9,065,741)	(353,946)	(8,834,591)	(170,718)

Total Increase (Decrease) in Net Assets	396,947	(455,141)	(182,858)	7,699,823	264,135

Net Assets as of December 31, 2020:	$2,868,947	$90,990,755	$1,858,594	$142,613,031	$3,798,076

Investment Income:
Reinvested Dividends	43,947	1,738,370	32,731	3,105,426	79,281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,902	1,317,667	25,423	2,097,635	54,078

Net Investment Income (Loss)	3,045	420,703	7,308	1,007,791	25,203

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	181,561	581,471	12,394	3,564,498	101,537
Realized Gain (Loss) on Investments	180,871	4,769,875	22,404	7,247,165	53,964

Net Realized Capital Gains (Losses) on Investments	362,432	5,351,346	34,798	10,811,663	155,501
Net Change in Unrealized Appreciation (Depreciation)	130,262	967,245	96,092	4,994,452	276,810

Net Gain (Loss) on Investment	492,694	6,318,591	130,890	15,806,115	432,311

Net Increase (Decrease) in Net Assets Resulting from Operations	495,739	6,739,294	138,198	16,813,906	457,514

Increase (Decrease) in Net Assets from Contract Transactions	(302,347)	(15,187,968)	(42,485)	(27,365,429)	(126,006)

Total Increase (Decrease) in Net Assets	193,392	(8,448,674)	95,713	(10,551,523)	331,508

Net Assets as of December 31, 2021:	$3,062,339	$82,542,081	$1,954,307	$132,061,508	$4,129,584

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Core Bond Initial Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2019:	$32,767,266	$360,413	$24,621,533	$111,306	$2,776,736

Investment Income:
Reinvested Dividends	1,359,374	11,773	358,293	1,013	67,060
Investment Expense:
Mortality and Expense Risk and Administrative Charges	506,376	5,068	382,368	1,085	35,270

Net Investment Income (Loss)	852,998	6,705	(24,075)	(72)	31,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	95,563	880	1,978,764	6,504	225
Realized Gain (Loss) on Investments	405,812	3,188	505,018	14,128	5,886

Net Realized Capital Gains (Losses) on Investments	501,375	4,068	2,483,782	20,632	6,111
Net Change in Unrealized Appreciation (Depreciation)	744,498	7,389	1,835,381	(8,962)	258,310

Net Gain (Loss) on Investment	1,245,873	11,457	4,319,163	11,670	264,421

Net Increase (Decrease) in Net Assets Resulting from Operations	2,098,871	18,162	4,295,088	11,598	296,211

Increase (Decrease) in Net Assets from Contract Transactions	2,062,959	(19,737)	31,296	(51,861)	(305,961)

Total Increase (Decrease) in Net Assets	4,161,830	(1,575)	4,326,384	(40,263)	(9,750)

Net Assets as of December 31, 2020:	$36,929,096	$358,838	$28,947,917	$71,043	$2,766,986

Investment Income:
Reinvested Dividends	939,796	8,414	323,970	577	43,495
Investment Expense:
Mortality and Expense Risk and Administrative Charges	475,162	5,240	613,459	1,201	42,604

Net Investment Income (Loss)	464,634	3,174	(289,489)	(624)	891

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,260,842	12,417	4,725,459	11,205	—
Realized Gain (Loss) on Investments	63,075	513	2,132,633	3,356	168,782

Net Realized Capital Gains (Losses) on Investments	1,323,917	12,930	6,858,092	14,561	168,782
Net Change in Unrealized Appreciation (Depreciation)	(2,620,450)	(25,944)	3,155,487	8,767	45,457

Net Gain (Loss) on Investment	(1,296,533)	(13,014)	10,013,579	23,328	214,239

Net Increase (Decrease) in Net Assets Resulting from Operations	(831,899)	(9,840)	9,724,090	22,704	215,130

Increase (Decrease) in Net Assets from Contract Transactions	(5,745,855)	673	5,444,166	19,600	(381,025)

Total Increase (Decrease) in Net Assets	(6,577,754)	(9,167)	15,168,256	42,304	(165,895)

Net Assets as of December 31, 2021:	$30,351,342	$349,671	$44,116,173	$113,347	$2,601,091

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2019:	$19,876	$11,944,504	$81,393	$30,567,060	$393,894

Investment Income:
Reinvested Dividends	483	125,590	726	720,100	7,704
Investment Expense:
Mortality and Expense Risk and Administrative Charges	253	140,160	901	416,855	4,977

Net Investment Income (Loss)	230	(14,570)	(175)	303,245	2,727

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2	377,672	2,747	736,872	8,812
Realized Gain (Loss) on Investments	(135)	(187,093)	(355)	530,878	6,302

Net Realized Capital Gains (Losses) on Investments	(133)	190,579	2,392	1,267,750	15,114
Net Change in Unrealized Appreciation (Depreciation)	2,496	(364,098)	(2,440)	1,521,021	18,677

Net Gain (Loss) on Investment	2,363	(173,519)	(48)	2,788,771	33,791

Net Increase (Decrease) in Net Assets Resulting from Operations	2,593	(188,089)	(223)	3,092,016	36,518

Increase (Decrease) in Net Assets from Contract Transactions	(527)	(1,018,771)	(52)	(2,358,965)	(38,500)

Total Increase (Decrease) in Net Assets	2,066	(1,206,860)	(275)	733,051	(1,982)

Net Assets as of December 31, 2020:	$21,942	$10,737,644	$81,118	$31,300,111	$391,912

Investment Income:
Reinvested Dividends	315	75,910	579	555,247	5,621
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	140,751	1,232	423,750	4,917

Net Investment Income (Loss)	(1)	(64,841)	(653)	131,497	704

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	157,017	1,570	1,822,493	21,347
Realized Gain (Loss) on Investments	116	(391,372)	(34)	899,267	7,326

Net Realized Capital Gains (Losses) on Investments	116	(234,355)	1,536	2,721,760	28,673
Net Change in Unrealized Appreciation (Depreciation)	1,559	2,668,045	21,174	(1,811,219)	(17,832)

Net Gain (Loss) on Investment	1,675	2,433,690	22,710	910,541	10,841

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674	2,368,849	22,057	1,042,038	11,545

Increase (Decrease) in Net Assets from Contract Transactions	866	(3,801,677)	(52)	(4,043,643)	(34,772)

Total Increase (Decrease) in Net Assets	2,540	(1,432,828)	22,005	(3,001,605)	(23,227)

Net Assets as of December 31, 2021:	$24,482	$9,304,816	$103,123	$28,298,506	$368,685

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2019:	$5,800,071	$6,421,406	$75,027,195	$735,587	$112,863,733

Investment Income:
Reinvested Dividends	112,456	113,078	-	-	1,762,707
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,484	79,492	1,458,856	14,766	1,531,334

Net Investment Income (Loss)	33,972	33,586	(1,458,856)	(14,766)	231,373

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,157	152,039	4,155,703	42,868	4,522,268
Realized Gain (Loss) on Investments	40,529	67,703	16,353,972	68,713	2,944,438

Net Realized Capital Gains (Losses) on Investments	109,686	219,742	20,509,675	111,581	7,466,706
Net Change in Unrealized Appreciation (Depreciation)	(20,306)	(154,080)	60,006,790	682,744	7,481,398

Net Gain (Loss) on Investment	89,380	65,662	80,516,465	794,325	14,948,104

Net Increase (Decrease) in Net Assets Resulting from Operations	123,352	99,248	79,057,609	779,559	15,179,477

Increase (Decrease) in Net Assets from Contract Transactions	(526,167)	(1,197,581)	(23,486,083)	(131,683)	(7,062,344)

Total Increase (Decrease) in Net Assets	(402,815)	(1,098,333)	55,571,526	647,876	8,117,133

Net Assets as of December 31, 2020:	$5,397,256	$5,323,073	$130,598,721	$1,383,463	$120,980,866

Investment Income:
Reinvested Dividends	60,530	42,758	-	-	1,377,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,275	68,140	1,713,396	21,240	1,650,592

Net Investment Income (Loss)	(12,745)	(25,382)	(1,713,396)	(21,240)	(273,028)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	244,558	228,736	30,766,883	401,999	6,470,219
Realized Gain (Loss) on Investments	194,261	177,849	20,852,508	21,800	8,560,808

Net Realized Capital Gains (Losses) on Investments	438,819	406,585	51,619,391	423,799	15,031,027
Net Change in Unrealized Appreciation (Depreciation)	(42,209)	210,113	(48,971,873)	(433,421)	2,465,185

Net Gain (Loss) on Investment	396,610	616,698	2,647,518	(9,622)	17,496,212

Net Increase (Decrease) in Net Assets Resulting from Operations	383,865	591,316	934,122	(30,862)	17,223,184

Increase (Decrease) in Net Assets from Contract Transactions	(1,515,178)	(1,569,176)	(33,585,944)	2,257	(20,753,965)

Total Increase (Decrease) in Net Assets	(1,131,313)	(977,860)	(32,651,822)	(28,605)	(3,530,781)

Net Assets as of December 31, 2021:	$4,265,943	$4,345,213	$97,946,899	$1,354,858	$117,450,085

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount

Net Assets as of December 31, 2019:	$569,250	$1,399,630	$1,767,627	$461,521	$30,824,370

Investment Income:
Reinvested Dividends	8,184	63,806	25,518	16,473	1,125,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,781	23,829	23,442	9,043	411,818

Net Investment Income (Loss)	403	39,977	2,076	7,430	713,896

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,734	124,434	118,389	34,883	116,268
Realized Gain (Loss) on Investments	20,050	11,194	75,558	4,684	541,613

Net Realized Capital Gains (Losses) on Investments	44,784	135,628	193,947	39,567	657,881
Net Change in Unrealized Appreciation (Depreciation)	30,735	(14,221)	(63,919)	39,974	284,974

Net Gain (Loss) on Investment	75,519	121,407	130,028	79,541	942,855

Net Increase (Decrease) in Net Assets Resulting from Operations	75,922	161,384	132,104	86,971	1,656,751

Increase (Decrease) in Net Assets from Contract Transactions	(19,524)	888,810	(406,332)	810,441	(4,088,998)

Total Increase (Decrease) in Net Assets	56,398	1,050,194	(274,228)	897,412	(2,432,247)

Net Assets as of December 31, 2020:	$625,648	$2,449,824	$1,493,399	$1,358,933	$28,392,123

Investment Income:
Reinvested Dividends	6,321	-	18,812	-	406,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,190	29,422	23,842	16,259	387,449

Net Investment Income (Loss)	(2,869)	(29,422)	(5,030)	(16,259)	18,724

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,675	195,167	146,415	88,625	1,605,233
Realized Gain (Loss) on Investments	9,475	53,563	28,829	22,906	102,885

Net Realized Capital Gains (Losses) on Investments	46,150	248,730	175,244	111,531	1,708,118
Net Change in Unrealized Appreciation (Depreciation)	50,482	(83,112)	(118,029)	(8,076)	(2,346,750)

Net Gain (Loss) on Investment	96,632	165,618	57,215	103,455	(638,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	93,763	136,196	52,185	87,196	(619,908)

Increase (Decrease) in Net Assets from Contract Transactions	(20,156)	(1,520,820)	192,215	(404,119)	(2,892,449)

Total Increase (Decrease) in Net Assets	73,607	(1,384,624)	244,400	(316,923)	(3,512,357)

Net Assets as of December 31, 2021:	$699,255	$1,065,200	$1,737,799	$1,042,010	$24,879,766

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Total Return Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2019:	$226,145	$76,798,395	$1,511,111	$37,820,408	$381,902

Investment Income:
Reinvested Dividends	7,897	729,074	12,298	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,842	875,921	16,694	512,878	4,769

Net Investment Income (Loss)	5,055	(146,847)	(4,396)	(512,878)	(4,769)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	866	2,540,407	53,542	2,396,060	23,966
Realized Gain (Loss) on Investments	2,254	(2,551,100)	(24,007)	488,110	8,271

Net Realized Capital Gains (Losses) on Investments	3,120	(10,693)	29,535	2,884,170	32,237
Net Change in Unrealized Appreciation (Depreciation)	3,429	1,217,520	7,020	4,807,393	37,989

Net Gain (Loss) on Investment	6,549	1,206,827	36,555	7,691,563	70,226

Net Increase (Decrease) in Net Assets Resulting from Operations	11,604	1,059,980	32,159	7,178,685	65,457

Increase (Decrease) in Net Assets from Contract Transactions	(73,618)	(4,680,709)	(106,575)	(2,759,672)	(50,538)

Total Increase (Decrease) in Net Assets	(62,014)	(3,620,729)	(74,416)	4,419,013	14,919

Net Assets as of December 31, 2020:	$164,131	$73,177,666	$1,436,695	$42,239,421	$396,821

Investment Income:
Reinvested Dividends	1,730	523,607	7,902	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,163	1,138,151	21,840	608,039	5,883

Net Investment Income (Loss)	(433)	(614,544)	(13,938)	(608,039)	(5,883)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,271	—	—	4,049,459	43,128
Realized Gain (Loss) on Investments	643	2,008,774	17,470	2,960,091	5,465

Net Realized Capital Gains (Losses) on Investments	8,914	2,008,774	17,470	7,009,550	48,593
Net Change in Unrealized Appreciation (Depreciation)	(12,513)	16,825,437	355,204	(2,480,449)	(6,152)

Net Gain (Loss) on Investment	(3,599)	18,834,211	372,674	4,529,101	42,441

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,032)	18,219,667	358,736	3,921,062	36,558

Increase (Decrease) in Net Assets from Contract Transactions	(24,783)	(14,665,025)	(184,066)	(7,346,686)	(17,801)

Total Increase (Decrease) in Net Assets	(28,815)	3,554,642	174,670	(3,425,624)	18,757

Net Assets as of December 31, 2021:	$135,316	$76,732,308	$1,611,365	$38,813,797	$415,578

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$446,343,734	$2,020,593

Investment Income:
Reinvested Dividends	496,787	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,199,571	29,424

Net Investment Income (Loss)	(5,702,784)	(29,424)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,166,820	175,658
Realized Gain (Loss) on Investments	20,734,986	27,940

Net Realized Capital Gains (Losses) on Investments	56,901,806	203,598
Net Change in Unrealized Appreciation (Depreciation)	95,218,727	503,522

Net Gain (Loss) on Investment	152,120,533	707,120

Net Increase (Decrease) in Net Assets Resulting from Operations	146,417,749	677,696

Increase (Decrease) in Net Assets from Contract Transactions	(46,387,270)	(52,141)

Total Increase (Decrease) in Net Assets	100,030,479	625,555

Net Assets as of December 31, 2020:	$546,374,213	$2,646,148

Investment Income:
Reinvested Dividends	436,370	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,486,793	37,164

Net Investment Income (Loss)	(7,050,423)	(37,164)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,656,045	403,235
Realized Gain (Loss) on Investments	36,518,948	155,536

Net Realized Capital Gains (Losses) on Investments	117,174,993	558,771
Net Change in Unrealized Appreciation (Depreciation)	(12,195,905)	(65,856)

Net Gain (Loss) on Investment	104,979,088	492,915

Net Increase (Decrease) in Net Assets Resulting from Operations	97,928,665	455,751

Increase (Decrease) in Net Assets from Contract Transactions	(75,502,253)	(300,750)

Total Increase (Decrease) in Net Assets	22,426,412	155,001

Net Assets as of December 31, 2021:	$568,800,625	$2,801,149

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

1.  Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
ProFund Access VP High Yield	Access VP High Yield
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA International Focus Initial Class	TA International Growth Initial Class
TA International Focus Service Class	TA International Growth Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Contrafund® Service Class 2	$3,743,174	$7,659,200
Fidelity® VIP Equity-Income Service Class 2	946,487	1,338,667
Fidelity® VIP Growth Opportunities Service Class 2	551,741	975,828
Fidelity® VIP Index 500 Service Class 2	7,251	2,714
ProFund Access VP High Yield	177,321	538,993
ProFund VP Asia 30	353,580	608,707
ProFund VP Basic Materials	1,133,740	439,617
ProFund VP Bull	1,527,979	3,726,493
ProFund VP Consumer Services	742,245	1,737,816
ProFund VP Emerging Markets	4,838,169	2,443,003
ProFund VP Europe 30	301,133	262,294
ProFund VP Falling U.S. Dollar	35,061	49,488
ProFund VP Financials	1,021,997	1,192,374
ProFund VP Government Money Market	4,965,980	6,726,737
ProFund VP International	6,456,386	930,015
ProFund VP Japan	259,146	70,382
ProFund VP Mid-Cap	4,153,489	1,698,026
ProFund VP NASDAQ-100	6,014,331	8,105,245
ProFund VP Oil & Gas	1,498,053	628,222
ProFund VP Pharmaceuticals	540,820	1,245,884
ProFund VP Precious Metals	1,368,047	1,342,229
ProFund VP Short Emerging Markets	274,727	227,205
ProFund VP Short International	92,707	92,477
ProFund VP Short NASDAQ-100	586,379	515,350
ProFund VP Short Small-Cap	560,899	542,068
ProFund VP Small-Cap	2,643,507	960,594
ProFund VP Small-Cap Value	1,974,935	1,094,229
ProFund VP Telecommunications	15,811	255,534
ProFund VP U.S. Government Plus	236,222	298,045
ProFund VP UltraSmall-Cap	975,215	1,133,427
ProFund VP Utilities	298,536	661,368
TA Aegon High Yield Bond Initial Class	1,344,361	2,738,773
TA Aegon High Yield Bond Service Class	8,882	142,876
TA Aegon Sustainable Equity Income Initial Class	7,171,470	12,017,453
TA Aegon Sustainable Equity Income Service Class	27,415	76,461
TA Aegon U.S. Government Securities Initial Class	1,811,007	3,180,141

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon U.S. Government Securities Service Class	$8,798	$9,240
TA BlackRock Global Real Estate Securities Initial Class	1,542,052	5,056,737
TA BlackRock Global Real Estate Securities Service Class	13,265	75,082
TA BlackRock Government Money Market Initial Class	20,985,525	26,758,046
TA BlackRock Government Money Market Service Class	295,604	110,775
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	106,496	266,920
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	107,219	247,388
TA BlackRock iShares Edge 40 Initial Class	287,463	854,500
TA BlackRock iShares Edge 40 Service Class	1,203	6,620
TA BlackRock Tactical Allocation Service Class	928,741	991,129
TA International Focus Initial Class	2,394,486	10,824,498
TA International Focus Service Class	6,550	11,228
TA Janus Balanced Service Class	1,939,215	1,872,215
TA Janus Mid-Cap Growth Initial Class	19,290,205	21,094,398
TA Janus Mid-Cap Growth Service Class	114,483	103,968
TA JPMorgan Asset Allocation - Conservative Initial Class	5,995,028	13,450,779
TA JPMorgan Asset Allocation - Conservative Service Class	33,534	170,135
TA JPMorgan Asset Allocation - Growth Initial Class	8,124,314	20,227,640
TA JPMorgan Asset Allocation - Growth Service Class	235,162	352,904
TA JPMorgan Asset Allocation - Moderate Initial Class	5,454,385	19,640,182
TA JPMorgan Asset Allocation - Moderate Service Class	63,489	86,274
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,357,973	37,151,109
TA JPMorgan Asset Allocation - Moderate Growth Service Class	197,640	196,907
TA JPMorgan Core Bond Initial Class	5,482,956	9,503,337
TA JPMorgan Core Bond Service Class	31,601	15,336
TA JPMorgan Enhanced Index Initial Class	17,743,104	7,862,962
TA JPMorgan Enhanced Index Service Class	40,370	10,189
TA JPMorgan International Moderate Growth Initial Class	497,140	877,277
TA JPMorgan International Moderate Growth Service Class	1,676	810
TA JPMorgan Mid Cap Value Initial Class	555,039	4,264,541
TA JPMorgan Mid Cap Value Service Class	2,149	1,288
TA JPMorgan Tactical Allocation Initial Class	3,765,037	5,854,691
TA JPMorgan Tactical Allocation Service Class	48,960	61,682
TA Managed Risk - Balanced ETF Service Class	497,111	1,780,476
TA Managed Risk - Growth ETF Service Class	852,465	2,218,287
TA Morgan Stanley Capital Growth Initial Class	36,451,569	40,984,027

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

TA Morgan Stanley Capital Growth Service Class	$427,322	$44,306
TA Multi-Managed Balanced Initial Class	10,563,007	25,119,752
TA Multi-Managed Balanced Service Class	46,072	32,422
TA PIMCO Tactical - Balanced Service Class	718,529	2,073,608
TA PIMCO Tactical - Conservative Service Class	650,504	316,907
TA PIMCO Tactical - Growth Service Class	210,708	542,463
TA PIMCO Total Return Initial Class	5,972,194	7,240,696
TA PIMCO Total Return Service Class	10,341	27,287
TA Small/Mid Cap Value Initial Class	3,196,212	18,475,782
TA Small/Mid Cap Value Service Class	41,358	239,360
TA T. Rowe Price Small Cap Initial Class	6,420,972	10,326,329
TA T. Rowe Price Small Cap Service Class	46,960	27,517
TA WMC US Growth Initial Class	84,579,321	86,476,050
TA WMC US Growth Service Class	421,930	356,606

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	10,860	(167,345)	(156,485)	22,214	(86,604)	(64,390)
Fidelity® VIP Equity-Income Service Class 2	1,112	(41,261)	(40,149)	213	(29,380)	(29,167)
Fidelity® VIP Growth Opportunities Service Class 2	1,609	(17,250)	(15,641)	5,466	(32,304)	(26,838)
Fidelity® VIP Index 500 Service Class 2	155	(45)	110	95	(27)	68
ProFund Access VP High Yield	7,036	(27,518)	(20,482)	16,548	(23,310)	(6,762)
ProFund VP Asia 30	10,681	(44,571)	(33,890)	32,718	(65,583)	(32,865)
ProFund VP Basic Materials	63,749	(24,511)	39,238	7,108	(28,236)	(21,128)
ProFund VP Bull	30,956	(124,033)	(93,077)	70,682	(101,223)	(30,541)
ProFund VP Consumer Services	10,986	(45,834)	(34,848)	14,884	(29,969)	(15,085)
ProFund VP Emerging Markets	412,148	(225,652)	186,496	128,200	(274,377)	(146,177)
ProFund VP Europe 30	30,871	(24,006)	6,865	3,401	(16,025)	(12,624)
ProFund VP Falling U.S. Dollar	5,643	(8,137)	(2,494)	13,744	(8,385)	5,359
ProFund VP Financials	57,313	(83,207)	(25,894)	24,432	(80,307)	(55,875)
ProFund VP Government Money Market	566,506	(759,311)	(192,805)	1,383,592	(1,069,940)	313,652
ProFund VP International	745,318	(90,068)	655,250	16,021	(44,220)	(28,199)
ProFund VP Japan	16,391	(5,281)	11,110	3,610	(9,746)	(6,136)
ProFund VP Mid-Cap	182,975	(72,808)	110,167	51,248	(29,850)	21,398
ProFund VP NASDAQ-100	50,656	(116,019)	(65,363)	89,797	(93,788)	(3,991)
ProFund VP Oil & Gas	227,857	(91,201)	136,656	54,136	(54,173)	(37)
ProFund VP Pharmaceuticals	23,282	(55,048)	(31,766)	62,110	(25,168)	36,942
ProFund VP Precious Metals	208,966	(200,162)	8,804	59,421	(218,937)	(159,516)
ProFund VP Short Emerging Markets	186,770	(158,182)	28,588	98,460	(118,801)	(20,341)
ProFund VP Short International	38,566	(38,769)	(203)	37,700	(37,867)	(167)
ProFund VP Short NASDAQ-100	1,192,090	(1,041,835)	150,255	723,449	(699,045)	24,404
ProFund VP Short Small-Cap	799,974	(790,168)	9,806	1,282,743	(1,769,032)	(486,289)
ProFund VP Small-Cap	99,601	(38,505)	61,096	16,642	(44,654)	(28,012)
ProFund VP Small-Cap Value	97,392	(49,324)	48,068	17,626	(32,259)	(14,633)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Telecommunications	623	(20,679)	(20,056)	4,318	(11,956)	(7,638)
ProFund VP U.S. Government Plus	3,668	(15,118)	(11,450)	38,741	(33,614)	5,127
ProFund VP UltraSmall-Cap	29,050	(43,841)	(14,791)	201,805	(296,772)	(94,967)
ProFund VP Utilities	13,167	(33,258)	(20,091)	9,596	(37,614)	(28,018)
TA Aegon High Yield Bond Initial Class	39,233	(101,048)	(61,815)	89,905	(132,377)	(42,472)
TA Aegon High Yield Bond Service Class	-	(5,465)	(5,465)	706	(941)	(235)
TA Aegon Sustainable Equity Income Initial Class	156,199	(270,104)	(113,905)	83,617	(184,134)	(100,517)
TA Aegon Sustainable Equity Income Service Class	401	(2,126)	(1,725)	623	(2,940)	(2,317)
TA Aegon U.S. Government Securities Initial Class	74,567	(205,416)	(130,849)	233,373	(142,447)	90,926
TA Aegon U.S. Government Securities Service Class	18	(582)	(564)	532	(880)	(348)
TA BlackRock Global Real Estate Securities Initial Class	26,411	(113,593)	(87,182)	29,870	(89,148)	(59,278)
TA BlackRock Global Real Estate Securities Service Class	103	(1,975)	(1,872)	217	(1,041)	(824)
TA BlackRock Government Money Market Initial Class	1,628,584	(2,059,980)	(431,396)	2,379,136	(1,517,643)	861,493
TA BlackRock Government Money Market Service Class	32,126	(11,388)	20,738	16,836	(7,922)	8,914
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	6,115	(18,607)	(12,492)	61,584	(36,887)	24,697
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	7,799	(16,382)	(8,583)	5,088	(10,698)	(5,610)
TA BlackRock iShares Edge 40 Initial Class	10,910	(39,135)	(28,225)	10,577	(20,830)	(10,253)
TA BlackRock iShares Edge 40 Service Class	15	(298)	(283)	-	(695)	(695)
TA BlackRock Tactical Allocation Service Class	46,282	(63,478)	(17,196)	47,039	(61,536)	(14,497)
TA International Focus Initial Class	90,980	(445,306)	(354,326)	61,634	(219,514)	(157,880)
TA International Focus Service Class	130	(252)	(122)	193	(4,008)	(3,815)
TA Janus Balanced Service Class	721,168	(852,969)	(131,801)	1,382,911	(922,085)	460,826
TA Janus Mid-Cap Growth Initial Class	39,029	(219,598)	(180,569)	41,877	(166,227)	(124,350)
TA Janus Mid-Cap Growth Service Class	231	(1,965)	(1,734)	196	(1,447)	(1,251)
TA JPMorgan Asset Allocation - Conservative Initial Class	222,122	(591,361)	(369,239)	378,328	(541,809)	(163,481)
TA JPMorgan Asset Allocation - Conservative Service Class	99	(7,310)	(7,211)	1,248	(5,703)	(4,455)
TA JPMorgan Asset Allocation - Growth Initial Class	36,141	(573,713)	(537,572)	239,960	(497,656)	(257,696)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Asset Allocation - Growth Service Class	338	(8,008)	(7,670)	482	(5,147)	(4,665)
TA JPMorgan Asset Allocation - Moderate Initial Class	135,241	(735,286)	(600,045)	239,178	(646,494)	(407,316)
TA JPMorgan Asset Allocation - Moderate Service Class	737	(2,305)	(1,568)	507	(16,481)	(15,974)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	389,477	(1,262,311)	(872,834)	343,015	(712,840)	(369,825)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	667	(4,675)	(4,008)	2,394	(9,308)	(6,914)
TA JPMorgan Core Bond Initial Class	115,333	(316,921)	(201,588)	432,375	(327,356)	105,019
TA JPMorgan Core Bond Service Class	679	(622)	57	2,394	(3,663)	(1,269)
TA JPMorgan Enhanced Index Initial Class	321,121	(172,664)	148,457	103,174	(108,815)	(5,641)
TA JPMorgan Enhanced Index Service Class	587	(186)	401	19	(1,457)	(1,438)
TA JPMorgan International Moderate Growth Initial Class	30,216	(54,646)	(24,430)	21,015	(46,236)	(25,221)
TA JPMorgan International Moderate Growth Service Class	92	(36)	56	89	(126)	(37)
TA JPMorgan Mid Cap Value Initial Class	6,441	(90,959)	(84,518)	341	(30,873)	(30,532)
TA JPMorgan Mid Cap Value Service Class	-	(1)	(1)	-	(2)	(2)
TA JPMorgan Tactical Allocation Initial Class	46,513	(145,431)	(98,918)	57,093	(101,994)	(44,901)
TA JPMorgan Tactical Allocation Service Class	1,185	(3,098)	(1,913)	1,011	(3,383)	(2,372)
TA Managed Risk - Balanced ETF Service Class	12,244	(107,525)	(95,281)	11,364	(48,673)	(37,309)
TA Managed Risk - Growth ETF Service Class	33,610	(125,554)	(91,944)	62,760	(142,041)	(79,281)
TA Morgan Stanley Capital Growth Initial Class	52,641	(326,191)	(273,550)	106,642	(377,212)	(270,570)
TA Morgan Stanley Capital Growth Service Class	233	(208)	25	329	(2,162)	(1,833)
TA Multi-Managed Balanced Initial Class	80,583	(654,487)	(573,904)	133,000	(354,632)	(221,632)
TA Multi-Managed Balanced Service Class	90	(632)	(542)	2,381	(2,947)	(566)
TA PIMCO Tactical - Balanced Service Class	371,259	(1,402,111)	(1,030,852)	808,712	(127,217)	681,495
TA PIMCO Tactical - Conservative Service Class	368,595	(214,072)	154,523	498,742	(850,554)	(351,812)
TA PIMCO Tactical - Growth Service Class	87,282	(364,950)	(277,668)	705,217	(73,252)	631,965
TA PIMCO Total Return Initial Class	231,604	(388,270)	(156,666)	341,806	(575,546)	(233,740)
TA PIMCO Total Return Service Class	26	(1,620)	(1,594)	9	(4,590)	(4,581)
TA Small/Mid Cap Value Initial Class	66,646	(355,525)	(288,879)	128,734	(259,465)	(130,731)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	706	(4,525)	(3,819)	949	(3,608)	(2,659)
TA T. Rowe Price Small Cap Initial Class	45,716	(179,363)	(133,647)	69,032	(149,514)	(80,482)
TA T. Rowe Price Small Cap Service Class	59	(330)	(271)	93	(1,182)	(1,089)
TA WMC US Growth Initial Class	69,115	(1,347,112)	(1,277,997)	161,732	(1,237,386)	(1,075,654)
TA WMC US Growth Service Class	342	(5,420)	(5,078)	1,584	(2,997)	(1,413)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	$456,854	$(7,301,491)	$(6,844,637)	$721,048	$(2,928,223)	$(2,207,175)
Fidelity® VIP Equity-Income Service Class 2	32,413	(1,236,279)	(1,203,866)	4,136	(685,672)	(681,536)
Fidelity® VIP Growth Opportunities Service Class 2	83,526	(903,256)	(819,730)	212,713	(1,205,547)	(992,834)
Fidelity® VIP Index 500 Service Class 2	6,297	(1,991)	4,306	2,840	(753)	2,087
ProFund Access VP High Yield	126,885	(511,540)	(384,655)	287,528	(413,073)	(125,545)
ProFund VP Asia 30	165,701	(590,723)	(425,022)	341,852	(721,396)	(379,544)
ProFund VP Basic Materials	1,088,800	(409,886)	678,914	82,906	(349,181)	(266,275)
ProFund VP Bull	921,055	(3,590,805)	(2,669,750)	1,450,566	(2,107,216)	(656,650)
ProFund VP Consumer Services	398,555	(1,671,265)	(1,272,710)	461,207	(906,266)	(445,059)
ProFund VP Emerging Markets	4,858,477	(2,322,919)	2,535,558	1,104,968	(2,228,736)	(1,123,768)
ProFund VP Europe 30	294,545	(249,691)	44,854	28,424	(140,308)	(111,884)
ProFund VP Falling U.S. Dollar	34,159	(48,858)	(14,699)	83,295	(50,489)	32,806
ProFund VP Financials	800,586	(1,146,764)	(346,178)	233,389	(774,815)	(541,426)
ProFund VP Government Money Market	4,971,063	(6,643,090)	(1,672,027)	12,376,877	(9,592,292)	2,784,585
ProFund VP International	6,462,204	(833,850)	5,628,354	114,640	(348,401)	(233,761)
ProFund VP Japan	184,234	(62,399)	121,835	29,006	(87,516)	(58,510)
ProFund VP Mid-Cap	3,956,354	(1,615,811)	2,340,543	798,330	(451,569)	346,761
ProFund VP NASDAQ-100	3,340,184	(7,880,258)	(4,540,074)	4,404,668	(4,449,919)	(45,251)
ProFund VP Oil & Gas	1,459,163	(598,885)	860,278	243,260	(249,514)	(6,254)
ProFund VP Pharmaceuticals	490,343	(1,198,687)	(708,344)	1,127,472	(473,840)	653,632
ProFund VP Precious Metals	1,370,498	(1,312,871)	57,627	396,153	(1,413,853)	(1,017,700)
ProFund VP Short Emerging Markets	274,765	(226,475)	48,290	223,972	(245,548)	(21,576)
ProFund VP Short International	92,712	(92,200)	512	133,521	(133,607)	(86)
ProFund VP Short NASDAQ-100	585,324	(513,280)	72,044	638,318	(572,793)	65,525
ProFund VP Short Small-Cap	560,951	(541,022)	19,929	2,007,634	(2,826,106)	(818,472)
ProFund VP Small-Cap	2,523,318	(917,955)	1,605,363	308,267	(676,939)	(368,672)
ProFund VP Small-Cap Value	1,975,400	(1,060,250)	915,150	285,200	(478,179)	(192,979)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP Telecommunications	$7,670	$(244,262)	$(236,592)	$43,225	$(114,429)	$(71,204)
ProFund VP U.S. Government Plus	70,967	(284,919)	(213,952)	874,452	(758,202)	116,250
ProFund VP UltraSmall-Cap	737,339	(1,093,015)	(355,676)	1,398,925	(2,891,000)	(1,492,075)
ProFund VP Utilities	258,780	(624,589)	(365,809)	162,239	(658,922)	(496,683)
TA Aegon High Yield Bond Initial Class	1,005,066	(2,647,695)	(1,642,629)	2,098,555	(3,094,924)	(996,369)
TA Aegon High Yield Bond Service Class	6	(140,913)	(140,907)	14,300	(20,789)	(6,489)
TA Aegon Sustainable Equity Income Initial Class	6,017,686	(11,296,623)	(5,278,937)	2,477,244	(6,246,455)	(3,769,211)
TA Aegon Sustainable Equity Income Service Class	14,083	(67,196)	(53,113)	15,338	(87,213)	(71,875)
TA Aegon U.S. Government Securities Initial Class	1,128,162	(3,077,567)	(1,949,405)	3,501,722	(2,165,319)	1,336,403
TA Aegon U.S. Government Securities Service Class	247	(7,900)	(7,653)	7,170	(11,467)	(4,297)
TA BlackRock Global Real Estate Securities Initial Class	1,023,210	(4,767,892)	(3,744,682)	695,124	(2,786,019)	(2,090,895)
TA BlackRock Global Real Estate Securities Service Class	3,356	(68,765)	(65,409)	5,937	(26,694)	(20,757)
TA BlackRock Government Money Market Initial Class	21,053,208	(26,347,584)	(5,294,376)	30,602,179	(20,328,450)	10,273,729
TA BlackRock Government Money Market Service Class	295,737	(105,256)	190,481	160,899	(74,137)	86,762
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	83,742	(253,604)	(169,862)	736,832	(475,364)	261,468
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	99,886	(227,573)	(127,687)	64,874	(143,498)	(78,624)
TA BlackRock iShares Edge 40 Initial Class	200,810	(822,181)	(621,371)	202,902	(395,432)	(192,530)
TA BlackRock iShares Edge 40 Service Class	322	(6,281)	(5,959)	-	(13,007)	(13,007)
TA BlackRock Tactical Allocation Service Class	655,334	(925,591)	(270,257)	610,415	(768,136)	(157,721)
TA International Focus Initial Class	2,017,432	(10,367,934)	(8,350,502)	1,126,040	(3,915,020)	(2,788,980)
TA International Focus Service Class	4,349	(8,471)	(4,122)	4,442	(98,254)	(93,812)
TA Janus Balanced Service Class	1,444,867	(1,762,310)	(317,443)	2,459,259	(1,572,298)	886,961
TA Janus Mid-Cap Growth Initial Class	3,415,453	(19,555,658)	(16,140,205)	3,265,626	(12,943,021)	(9,677,395)
TA Janus Mid-Cap Growth Service Class	10,856	(93,838)	(82,982)	7,019	(44,405)	(37,386)
TA JPMorgan Asset Allocation - Conservative Initial Class	4,423,411	(12,864,018)	(8,440,607)	6,906,148	(10,406,035)	(3,499,887)
TA JPMorgan Asset Allocation - Conservative Service Class	2,254	(158,220)	(155,966)	22,444	(113,968)	(91,524)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Asset Allocation - Growth Initial Class	$1,173,081	$(18,991,907)	$(17,818,826)	$4,812,270	$(11,325,835)	$(6,513,565)
TA JPMorgan Asset Allocation - Growth Service Class	13,298	(315,645)	(302,347)	13,459	(142,778)	(129,319)
TA JPMorgan Asset Allocation - Moderate Initial Class	3,201,439	(18,389,407)	(15,187,968)	4,166,396	(13,232,137)	(9,065,741)
TA JPMorgan Asset Allocation - Moderate Service Class	20,270	(62,755)	(42,485)	11,662	(365,608)	(353,946)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	7,795,904	(35,161,333)	(27,365,429)	6,706,919	(15,541,510)	(8,834,591)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	20,238	(146,244)	(126,006)	59,561	(230,279)	(170,718)
TA JPMorgan Core Bond Initial Class	3,343,653	(9,089,508)	(5,745,855)	10,673,810	(8,610,851)	2,062,959
TA JPMorgan Core Bond Service Class	10,841	(10,168)	673	37,785	(57,522)	(19,737)
TA JPMorgan Enhanced Index Initial Class	12,770,006	(7,325,840)	5,444,166	3,351,236	(3,319,940)	31,296
TA JPMorgan Enhanced Index Service Class	28,607	(9,007)	19,600	661	(52,522)	(51,861)
TA JPMorgan International Moderate Growth Initial Class	455,366	(836,391)	(381,025)	258,030	(563,991)	(305,961)
TA JPMorgan International Moderate Growth Service Class	1,365	(499)	866	936	(1,463)	(527)
TA JPMorgan Mid Cap Value Initial Class	313,810	(4,115,487)	(3,801,677)	12,452	(1,031,223)	(1,018,771)
TA JPMorgan Mid Cap Value Service Class	-	(52)	(52)	-	(52)	(52)
TA JPMorgan Tactical Allocation Initial Class	1,449,597	(5,493,240)	(4,043,643)	1,376,800	(3,735,765)	(2,358,965)
TA JPMorgan Tactical Allocation Service Class	22,336	(57,108)	(34,772)	17,489	(55,989)	(38,500)
TA Managed Risk - Balanced ETF Service Class	192,602	(1,707,780)	(1,515,178)	163,016	(689,183)	(526,167)
TA Managed Risk - Growth ETF Service Class	581,406	(2,150,582)	(1,569,176)	957,030	(2,154,611)	(1,197,581)
TA Morgan Stanley Capital Growth Initial Class	5,931,512	(39,517,456)	(33,585,944)	8,800,650	(32,286,733)	(23,486,083)
TA Morgan Stanley Capital Growth Service Class	26,215	(23,958)	2,257	26,214	(157,897)	(131,683)
TA Multi-Managed Balanced Initial Class	2,841,942	(23,595,907)	(20,753,965)	3,526,220	(10,588,564)	(7,062,344)
TA Multi-Managed Balanced Service Class	3,277	(23,433)	(20,156)	71,128	(90,652)	(19,524)
TA PIMCO Tactical - Balanced Service Class	524,416	(2,045,236)	(1,520,820)	1,055,338	(166,528)	888,810
TA PIMCO Tactical - Conservative Service Class	485,815	(293,600)	192,215	681,114	(1,087,446)	(406,332)
TA PIMCO Tactical - Growth Service Class	122,310	(526,429)	(404,119)	914,573	(104,132)	810,441
TA PIMCO Total Return Initial Class	4,019,384	(6,911,833)	(2,892,449)	5,836,180	(9,925,178)	(4,088,998)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA PIMCO Total Return Service Class	$413	$(25,196)	$(24,783)	$138	$(73,756)	$(73,618)
TA Small/Mid Cap Value Initial Class	2,798,377	(17,463,402)	(14,665,025)	4,267,101	(8,947,810)	(4,680,709)
TA Small/Mid Cap Value Service Class	34,840	(218,906)	(184,066)	26,733	(133,308)	(106,575)
TA T. Rowe Price Small Cap Initial Class	2,439,616	(9,786,302)	(7,346,686)	3,146,290	(5,905,962)	(2,759,672)
TA T. Rowe Price Small Cap Service Class	4,001	(21,802)	(17,801)	4,815	(55,353)	(50,538)
TA WMC US Growth Initial Class	3,969,767	(79,472,020)	(75,502,253)	6,959,689	(53,346,959)	(46,387,270)
TA WMC US Growth Service Class	20,405	(321,155)	(300,750)	72,760	(124,901)	(52,141)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2021	549,603	$51.50	to	$21.55	$27,193,887	0.03%	1.25%	to	2.50%	25.94%	to	24.40%
12/31/2020	706,088	40.90	to	17.32	27,823,054	0.08	1.25	to	2.50	28.63	to	27.06
12/31/2019	770,478	31.79	to	13.63	23,647,400	0.21	1.25	to	2.50	29.65	to	28.07
12/31/2018	856,843	24.52	to	10.65	20,353,701	0.43	1.25	to	2.50	(7.80)	to	(8.93)
12/31/2017	975,304	26.60	to	11.69	25,210,827	0.77	1.25	to	2.50	20.09	to	18.63
Fidelity® VIP Equity-Income Service Class 2
12/31/2021	220,405	33.57	to	15.18	7,101,244	1.60	1.25	to	2.50	23.07	to	21.57
12/31/2020	260,554	27.27	to	12.49	6,832,372	1.63	1.25	to	2.50	5.13	to	3.84
12/31/2019	289,721	25.94	to	12.02	7,237,308	1.80	1.25	to	2.50	25.54	to	24.01
12/31/2018	324,736	20.67	to	9.70	6,502,507	1.99	1.25	to	2.50	(9.67)	to	(10.78)
12/31/2017	369,978	22.88	to	10.87	8,214,903	1.50	1.25	to	2.50	11.26	to	9.91
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2021	91,581	53.78	to	34.87	4,762,403	-	1.25	to	2.50	10.29	to	8.95
12/31/2020	107,222	48.76	to	32.00	5,062,921	-	1.25	to	2.50	66.16	to	64.13
12/31/2019	134,060	29.35	to	19.50	3,807,868	-	1.25	to	2.50	38.76	to	37.07
12/31/2018	151,056	21.15	to	14.23	3,109,690	0.09	1.25	to	2.50	10.82	to	9.46
12/31/2017	172,501	19.09	to	13.00	3,209,856	0.11	1.25	to	2.50	32.53	to	30.92
Fidelity® VIP Index 500 Service Class 2
12/31/2021	1,420	45.39	to	42.33	64,453	1.08	1.40	to	1.80	26.49	to	25.99
12/31/2020	1,310	35.89	to	33.59	47,023	1.59	1.40	to	1.80	16.32	to	15.86
12/31/2019	1,242	30.85	to	29.00	38,314	1.62	1.40	to	1.80	29.21	to	28.70
12/31/2018	3,651	23.88	to	22.53	83,909	1.60	1.40	to	1.80	(6.05)	to	(6.42)
12/31/2017	3,802	25.41	to	24.08	93,353	1.61	1.40	to	1.80	19.74	to	19.27
ProFund Access VP High Yield
12/31/2021	101,828	19.01	to	10.38	1,883,803	2.50	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	122,310	19.20	to	10.61	2,291,643	5.31	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	129,072	19.45	to	10.88	2,452,609	4.73	1.25	to	2.50	11.04	to	9.69
12/31/2018	134,120	17.52	to	9.92	2,294,285	2.70	1.25	to	2.50	(1.85)	to	(3.05)
12/31/2017	143,868	17.85	to	10.23	2,510,865	3.68	1.25	to	2.50	3.50	to	2.25
ProFund VP Asia 30
12/31/2021	66,199	11.14	to	12.00	726,995	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	100,089	13.85	to	15.09	1,364,711	1.08	1.25	to	2.50	33.88	to	32.24
12/31/2019	132,954	10.34	to	11.41	1,353,350	0.22	1.25	to	2.50	24.75	to	23.22
12/31/2018	132,584	8.29	to	9.26	1,084,323	0.51	1.25	to	2.50	(19.61)	to	(20.59)
12/31/2017	207,993	10.31	to	11.66	2,109,116	-	1.25	to	2.50	31.24	to	29.65
ProFund VP Basic Materials
12/31/2021	148,955	18.64	to	14.84	2,698,572	0.24	1.25	to	2.50	24.08	to	22.57
12/31/2020	109,717	15.02	to	12.11	1,611,889	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	130,845	13.06	to	10.65	1,675,113	0.33	1.25	to	2.50	16.27	to	14.85
12/31/2018	164,665	11.23	to	9.28	1,817,583	0.36	1.25	to	2.50	(18.68)	to	(19.68)
12/31/2017	238,029	13.81	to	11.55	3,239,102	0.38	1.25	to	2.50	21.44	to	19.97
ProFund VP Bull
12/31/2021	283,048	32.61	to	26.79	8,841,342	-	1.25	to	2.65	24.77	to	23.07
12/31/2020	376,125	26.13	to	21.77	9,418,645	0.09	1.25	to	2.65	14.60	to	13.04
12/31/2019	406,666	22.81	to	19.26	8,923,383	0.33	1.25	to	2.65	27.29	to	25.55
12/31/2018	289,483	17.92	to	15.34	4,947,056	-	1.25	to	2.65	(7.31)	to	(8.58)
12/31/2017	504,799	19.33	to	16.78	9,444,133	-	1.25	to	2.65	17.87	to	16.27

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Consumer Services
12/31/2021	111,031	$38.92	to	$18.08	$4,168,648	-%	1.25%	to	2.50%	8.87%	to	7.54%
12/31/2020	145,879	35.75	to	16.81	5,055,158	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	160,964	28.20	to	13.43	4,431,509	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	168,623	22.91	to	11.04	3,768,251	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	179,485	23.05	to	11.25	4,046,679	-	1.25	to	2.50	16.91	to	15.49
ProFund VP Emerging Markets
12/31/2021	917,902	8.87	to	8.37	7,968,747	-	1.25	to	2.65	(19.03)	to	(20.13)
12/31/2020	731,406	10.96	to	10.49	7,851,658	0.60	1.25	to	2.65	25.16	to	23.45
12/31/2019	877,583	8.75	to	8.49	7,535,763	0.47	1.25	to	2.65	22.70	to	21.03
12/31/2018	816,833	7.13	to	7.02	5,732,716	0.27	1.25	to	2.65	(16.32)	to	(17.47)
12/31/2017	1,148,019	8.53	to	8.50	9,637,430	0.06	1.25	to	2.65	31.62	to	29.83
ProFund VP Europe 30
12/31/2021	72,059	10.21	to	14.04	755,432	0.91	1.25	to	2.65	22.99	to	21.32
12/31/2020	65,194	8.30	to	11.58	569,569	2.59	1.25	to	2.65	(10.35)	to	(11.58)
12/31/2019	77,818	9.26	to	13.09	765,882	2.74	1.25	to	2.65	16.33	to	14.75
12/31/2018	91,651	7.96	to	11.41	787,387	3.08	1.25	to	2.65	(15.20)	to	(16.36)
12/31/2017	183,059	9.39	to	13.64	1,766,777	1.65	1.25	to	2.65	18.24	to	16.63
ProFund VP Falling U.S. Dollar
12/31/2021	7,430	5.69	to	8.36	41,354	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	9,924	6.26	to	9.32	61,308	0.33	1.25	to	2.50	3.51	to	2.25
12/31/2019	4,565	6.05	to	9.12	27,080	0.05	1.25	to	2.50	(3.55)	to	(4.72)
12/31/2018	12,616	6.27	to	9.57	76,710	-	1.25	to	2.50	(7.47)	to	(8.61)
12/31/2017	6,073	6.78	to	10.47	40,511	-	1.25	to	2.50	7.12	to	5.82
ProFund VP Financials
12/31/2021	223,984	14.71	to	15.38	3,298,703	0.34	1.25	to	2.50	28.50	to	26.93
12/31/2020	249,878	11.45	to	12.12	2,851,968	0.65	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	305,753	11.80	to	12.64	3,585,937	0.51	1.25	to	2.50	28.66	to	27.09
12/31/2018	324,215	9.17	to	9.95	2,938,039	0.37	1.25	to	2.50	(11.54)	to	(12.63)
12/31/2017	387,223	10.37	to	11.39	3,970,409	0.34	1.25	to	2.50	16.73	to	15.32
ProFund VP Government Money Market
12/31/2021	538,840	8.94	to	7.85	4,602,129	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	731,645	9.05	to	8.05	6,362,890	0.03	1.25	to	2.65	(1.19)	to	(2.54)
12/31/2019	417,993	9.16	to	8.26	3,677,097	0.82	1.25	to	2.65	(0.47)	to	(1.83)
12/31/2018	934,343	9.21	to	8.42	8,412,730	0.37	1.25	to	2.65	(0.83)	to	(2.19)
12/31/2017	855,503	9.28	to	8.61	7,788,548	0.02	1.25	to	2.65	(1.21)	to	(2.56)
ProFund VP International
12/31/2021	813,631	9.24	to	12.34	7,428,870	-	1.25	to	2.65	7.48	to	6.01
12/31/2020	158,381	8.60	to	11.64	1,427,556	0.49	1.25	to	2.65	3.60	to	2.19
12/31/2019	186,580	8.30	to	11.39	1,634,996	0.26	1.25	to	2.65	17.80	to	16.19
12/31/2018	218,720	7.04	to	9.81	1,636,543	-	1.25	to	2.65	(16.80)	to	(17.95)
12/31/2017	322,556	8.47	to	11.95	2,844,219	-	1.25	to	2.65	20.30	to	18.66
ProFund VP Japan
12/31/2021	52,899	11.53	to	13.25	601,080	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	41,789	11.24	to	13.07	468,936	0.28	1.25	to	2.50	14.50	to	13.11
12/31/2019	47,925	9.81	to	11.55	471,613	0.13	1.25	to	2.50	18.52	to	17.07
12/31/2018	47,559	8.28	to	9.87	398,071	-	1.25	to	2.50	(12.73)	to	(13.80)
12/31/2017	52,680	9.49	to	11.45	506,669	-	1.25	to	2.50	16.99	to	15.57
ProFund VP Mid-Cap
12/31/2021	257,344	24.24	to	14.30	6,031,406	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	147,177	20.08	to	12.00	2,805,038	1.07	1.25	to	2.50	9.39	to	8.06
12/31/2019	125,779	18.36	to	11.10	2,186,921	0.15	1.25	to	2.50	22.00	to	20.51
12/31/2018	140,896	15.05	to	9.21	2,009,612	-	1.25	to	2.50	(13.94)	to	(15.00)
12/31/2017	150,258	17.48	to	10.84	2,505,202	-	1.25	to	2.50	12.04	to	10.68

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP NASDAQ-100
12/31/2021	202,627	$76.66	to	$48.41	$14,532,022	-%	1.25%	to	2.65%	23.26%	to	21.58%
12/31/2020	267,990	62.19	to	39.82	15,667,230	-	1.25	to	2.65	43.77	to	41.81
12/31/2019	271,981	43.26	to	28.08	11,101,979	-	1.25	to	2.65	35.01	to	33.17
12/31/2018	290,590	32.04	to	21.08	8,782,067	-	1.25	to	2.65	(3.09)	to	(4.42)
12/31/2017	330,008	33.06	to	22.06	10,391,899	-	1.25	to	2.65	28.77	to	27.02
ProFund VP Oil & Gas
12/31/2021	373,058	7.27	to	6.75	2,655,752	1.83	1.25	to	2.50	50.06	to	48.23
12/31/2020	236,402	4.84	to	4.55	1,122,213	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	236,439	7.48	to	7.12	1,736,836	1.37	1.25	to	2.50	7.18	to	5.87
12/31/2018	264,692	6.98	to	6.72	1,815,455	1.79	1.25	to	2.50	(21.21)	to	(22.18)
12/31/2017	285,007	8.86	to	8.64	2,489,839	1.10	1.25	to	2.50	(4.37)	to	(5.53)
ProFund VP Pharmaceuticals
12/31/2021	119,589	24.08	to	13.35	2,762,143	0.29	1.25	to	2.50	9.83	to	8.49
12/31/2020	151,355	21.92	to	12.31	3,195,710	0.13	1.25	to	2.50	11.12	to	9.77
12/31/2019	114,413	19.73	to	11.21	2,194,284	0.80	1.25	to	2.50	12.63	to	11.26
12/31/2018	140,306	17.52	to	10.08	2,394,273	1.18	1.25	to	2.50	(7.36)	to	(8.50)
12/31/2017	188,111	18.91	to	11.01	3,471,074	0.89	1.25	to	2.50	9.00	to	7.67
ProFund VP Precious Metals
12/31/2021	319,503	6.33	to	5.60	1,961,534	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	310,699	7.03	to	6.30	2,123,598	0.23	1.25	to	2.50	22.57	to	21.08
12/31/2019	470,215	5.74	to	5.20	2,637,624	0.04	1.25	to	2.50	44.18	to	42.42
12/31/2018	576,024	3.98	to	3.65	2,251,841	-	1.25	to	2.50	(14.54)	to	(15.59)
12/31/2017	534,581	4.66	to	4.33	2,449,216	-	1.25	to	2.50	3.98	to	2.72
ProFund VP Short Emerging Markets
12/31/2021	52,354	1.61	to	2.59	86,505	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	23,766	1.48	to	2.42	36,846	0.86	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	44,107	2.20	to	3.63	99,316	0.55	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	48,382	2.81	to	4.71	137,950	-	1.25	to	2.50	11.19	to	9.83
12/31/2017	51,824	2.53	to	4.29	134,202	-	1.25	to	2.50	(28.73)	to	(29.60)
ProFund VP Short International
12/31/2021	5,898	2.21	to	3.33	13,018	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	6,101	2.58	to	3.95	15,531	0.52	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	6,268	3.15	to	4.87	19,465	0.60	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	7,176	3.86	to	6.05	27,361	-	1.25	to	2.50	14.04	to	12.64
12/31/2017	7,822	3.39	to	5.37	26,189	-	1.25	to	2.50	(21.61)	to	(22.57)
ProFund VP Short NASDAQ-100
12/31/2021	355,551	0.41	to	0.45	149,929	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	205,296	0.56	to	0.61	120,323	0.14	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	180,892	0.98	to	1.09	172,605	0.14	1.25	to	2.50	(28.94)	to	(29.81)
12/31/2018	198,347	1.38	to	1.56	266,845	-	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	189,791	1.44	to	1.64	266,807	-	1.25	to	2.50	(26.17)	to	(27.07)
ProFund VP Short Small-Cap
12/31/2021	63,928	0.67	to	0.87	41,783	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	54,122	0.84	to	1.10	44,406	0.12	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	540,411	1.25	to	1.66	662,556	0.12	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	576,129	1.60	to	2.15	902,457	-	1.25	to	2.50	9.02	to	7.69
12/31/2017	561,940	1.47	to	1.99	809,054	-	1.25	to	2.50	(15.26)	to	(16.29)
ProFund VP Small-Cap
12/31/2021	123,620	25.29	to	13.80	3,011,504	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	62,524	22.69	to	12.53	1,323,314	0.05	1.25	to	2.50	15.61	to	14.20
12/31/2019	90,536	19.62	to	10.97	1,657,791	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	112,307	16.07	to	9.10	1,686,373	-	1.25	to	2.50	(13.97)	to	(15.03)
12/31/2017	141,038	18.69	to	10.71	2,510,409	-	1.25	to	2.50	11.04	to	9.69

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
12/31/2021	108,184	$22.55	to	$12.84	$2,377,644	0.09%	1.25%	to	2.50%	26.97%	to	25.42%
12/31/2020	60,116	17.76	to	10.24	1,040,185	0.03	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	74,749	17.79	to	10.39	1,296,075	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	45,806	14.70	to	8.69	654,407	-	1.25	to	2.50	(15.28)	to	(16.32)
12/31/2017	129,878	17.35	to	10.38	2,209,769	0.01	1.25	to	2.50	8.36	to	7.04
ProFund VP Telecommunications
12/31/2021	47,884	12.57	to	10.68	588,782	1.14	1.25	to	2.50	16.95	to	15.53
12/31/2020	67,940	10.75	to	9.25	717,231	0.86	1.25	to	2.50	1.88	to	0.63
12/31/2019	75,578	10.55	to	9.19	788,893	3.37	1.25	to	2.50	13.35	to	11.97
12/31/2018	69,099	9.31	to	8.21	635,447	5.44	1.25	to	2.50	(16.16)	to	(17.19)
12/31/2017	92,226	11.10	to	9.91	1,014,543	3.78	1.25	to	2.50	(3.33)	to	(4.50)
ProFund VP U.S. Government Plus
12/31/2021	45,579	20.87	to	10.65	861,216	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	57,029	22.74	to	11.75	1,186,131	0.04	1.25	to	2.50	19.20	to	17.75
12/31/2019	51,902	19.08	to	9.98	928,007	0.85	1.25	to	2.50	16.76	to	15.34
12/31/2018	70,297	16.34	to	8.65	1,117,866	0.95	1.25	to	2.50	(6.60)	to	(7.74)
12/31/2017	65,871	17.49	to	9.38	1,122,450	0.44	1.25	to	2.50	8.14	to	6.82
ProFund VP UltraSmall-Cap
12/31/2021	113,026	25.47	to	16.30	2,839,091	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	127,817	20.92	to	13.55	2,636,200	0.12	1.25	to	2.50	14.95	to	13.55
12/31/2019	222,784	18.20	to	11.93	3,959,951	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	246,859	12.50	to	8.30	3,024,891	-	1.25	to	2.50	(27.86)	to	(28.75)
12/31/2017	181,027	17.33	to	11.65	3,106,142	-	1.25	to	2.50	23.66	to	22.15
ProFund VP Utilities
12/31/2021	127,980	20.92	to	14.18	2,612,157	1.61	1.25	to	2.50	13.98	to	12.59
12/31/2020	148,071	18.35	to	12.59	2,652,890	1.57	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	176,089	19.04	to	13.22	3,283,795	1.54	1.25	to	2.50	21.36	to	19.88
12/31/2018	180,879	15.69	to	11.03	2,785,067	2.20	1.25	to	2.50	1.61	to	0.36
12/31/2017	214,138	15.44	to	10.99	3,251,613	1.96	1.25	to	2.50	9.28	to	7.95
TA Aegon High Yield Bond Initial Class
12/31/2021	213,943	27.40	to	14.78	5,499,349	5.20	1.25	to	2.50	5.03	to	3.75
12/31/2020	275,758	26.09	to	14.24	6,830,199	6.53	1.25	to	2.50	3.74	to	2.48
12/31/2019	318,230	25.15	to	13.90	7,623,087	6.14	1.25	to	2.50	12.80	to	11.43
12/31/2018	352,156	22.29	to	12.47	7,542,109	6.14	1.25	to	2.50	(3.56)	to	(4.75)
12/31/2017	425,209	23.12	to	13.09	9,531,143	6.13	1.25	to	2.50	6.12	to	4.83
TA Aegon High Yield Bond Service Class
12/31/2021	2,432	26.22	to	23.69	61,991	6.03	1.25	to	1.80	4.94	to	4.37
12/31/2020	7,897	24.98	to	22.69	194,496	6.05	1.25	to	1.80	3.39	to	2.83
12/31/2019	8,132	24.16	to	22.07	193,564	5.96	1.25	to	1.80	12.57	to	11.96
12/31/2018	8,653	21.47	to	19.71	183,109	5.96	1.25	to	1.80	(3.92)	to	(4.44)
12/31/2017	8,771	22.34	to	20.63	193,348	5.70	1.25	to	1.80	5.89	to	5.32
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	1,295,517	50.01	to	18.29	57,812,032	2.14	1.25	to	2.65	20.91	to	19.26
12/31/2020	1,409,422	41.36	to	15.33	52,146,376	3.02	1.25	to	2.65	(8.50)	to	(9.75)
12/31/2019	1,509,939	45.20	to	16.99	61,580,013	2.46	1.25	to	2.65	22.38	to	20.71
12/31/2018	1,680,939	36.94	to	14.07	56,235,350	2.14	1.25	to	2.65	(12.60)	to	(13.80)
12/31/2017	1,835,531	42.26	to	16.33	70,745,509	2.36	1.25	to	2.65	14.99	to	13.43
TA Aegon Sustainable Equity Income Service Class
12/31/2021	21,135	36.47	to	32.95	761,609	1.87	1.25	to	1.80	20.61	to	19.96
12/31/2020	22,860	30.23	to	27.46	682,427	2.75	1.25	to	1.80	(8.73)	to	(9.22)
12/31/2019	25,177	33.13	to	30.25	817,718	2.23	1.25	to	1.80	22.05	to	21.39
12/31/2018	25,915	27.14	to	24.92	690,073	1.93	1.25	to	1.80	(12.78)	to	(13.26)
12/31/2017	30,654	31.12	to	28.73	937,602	2.18	1.25	to	1.80	14.70	to	14.08

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Initial Class
12/31/2021	438,899	$15.63	to	$9.82	$6,416,303	2.17%	1.25%	to	2.50%	(3.60	) %	to	(4.77	) %
12/31/2020	569,748	16.21	to	10.31	8,688,079	1.85	1.25	to	2.50	7.63		to	6.32
12/31/2019	478,822	15.06	to	9.70	6,824,252	2.00	1.25	to	2.50	5.29		to	4.00
12/31/2018	474,842	14.31	to	9.33	6,513,856	3.01	1.25	to	2.50	(0.99)		to	(2.20)
12/31/2017	503,093	14.45	to	9.54	7,034,021	3.60	1.25	to	2.50	1.39		to	0.16
TA Aegon U.S. Government Securities Service Class
12/31/2021	7,185	14.06	to	12.71	100,580	1.64	1.25	to	1.80	(3.74)		to	(4.26)
12/31/2020	7,749	14.61	to	13.27	112,400	1.44	1.25	to	1.80	7.32		to	6.74
12/31/2019	8,097	13.61	to	12.43	109,133	1.77	1.25	to	1.80	5.04		to	4.47
12/31/2018	8,628	12.96	to	11.90	110,277	2.51	1.25	to	1.80	(1.23)		to	(1.76)
12/31/2017	9,238	13.12	to	12.12	119,665	3.09	1.25	to	1.80	1.10		to	0.55
TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	469,435	48.23	to	15.70	21,488,176	2.49	1.25	to	2.65	24.67		to	22.97
12/31/2020	556,617	38.69	to	12.77	20,535,744	12.39	1.25	to	2.65	(1.55)		to	(2.89)
12/31/2019	615,895	39.29	to	13.15	23,134,330	0.91	1.25	to	2.65	23.65		to	21.96
12/31/2018	680,334	31.78	to	10.78	20,748,332	8.48	1.25	to	2.65	(11.21)		to	(12.42)
12/31/2017	774,234	35.79	to	12.31	26,858,475	3.64	1.25	to	2.65	9.95		to	8.45
TA BlackRock Global Real Estate Securities Service Class
12/31/2021	12,791	38.18	to	34.50	475,354	2.12	1.25	to	1.80	24.30		to	23.63
12/31/2020	14,663	30.72	to	27.90	438,828	11.39	1.25	to	1.80	(1.74)		to	(2.27)
12/31/2019	15,487	31.26	to	28.55	472,348	0.60	1.25	to	1.80	23.34		to	22.68
12/31/2018	16,849	25.34	to	23.27	417,545	7.80	1.25	to	1.80	(11.44)		to	(11.92)
12/31/2017	18,711	28.62	to	26.42	523,924	3.20	1.25	to	1.80	9.65		to	9.06
TA BlackRock Government Money Market Initial Class
12/31/2021	2,362,979	15.58	to	11.47	29,646,855	0.00	1.25	to	2.65	(1.23)		to	(2.58)
12/31/2020	2,794,375	15.78	to	11.77	35,419,380	0.24	1.25	to	2.65	(0.95)		to	(2.30)
12/31/2019	1,932,882	15.93	to	12.05	25,524,243	1.96	1.25	to	2.65	0.71		to	(0.66)
12/31/2018	2,534,468	15.81	to	12.13	33,106,532	1.80	1.25	to	2.65	0.54		to	(0.84)
12/31/2017	2,235,109	15.73	to	12.23	28,870,273	0.01	1.25	to	2.65	(1.23)		to	(2.57)
TA BlackRock Government Money Market Service Class
12/31/2021	69,182	9.46	to	8.55	633,921	0.01	1.25	to	1.80	(1.23)		to	(1.76)
12/31/2020	48,444	9.58	to	8.70	449,092	0.22	1.25	to	1.80	(0.99)		to	(1.53)
12/31/2019	39,530	9.67	to	8.83	367,324	1.71	1.25	to	1.80	0.46		to	(0.08)
12/31/2018	39,075	9.63	to	8.84	363,495	0.84	1.25	to	1.80	(0.41)		to	(0.95)
12/31/2017	38,974	9.67	to	8.93	364,763	0.01	1.25	to	1.80	(1.23)		to	(1.76)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	61,100	14.34	to	12.00	856,839	1.01	1.25	to	2.50	4.44		to	3.16
12/31/2020	73,592	13.73	to	11.63	990,614	2.03	1.25	to	2.50	5.34		to	4.05
12/31/2019	48,895	13.04	to	11.18	623,898	1.94	1.25	to	2.50	9.86		to	8.52
12/31/2018	57,578	11.87	to	10.30	672,854	1.23	1.25	to	2.50	(4.09)		to	(5.27)
12/31/2017	64,187	12.37	to	10.87	784,026	1.73	1.25	to	2.50	10.32		to	8.98
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	90,289	14.74	to	11.64	1,299,121	0.55	1.25	to	2.50	6.29		to	5.00
12/31/2020	98,872	13.87	to	11.08	1,348,570	1.84	1.25	to	2.50	(3.29)		to	(4.47)
12/31/2019	104,482	14.34	to	11.60	1,479,483	1.69	1.25	to	2.50	9.98		to	8.64
12/31/2018	106,782	13.04	to	10.68	1,376,464	1.33	1.25	to	2.50	(7.12)		to	(8.26)
12/31/2017	104,472	14.04	to	11.64	1,455,615	1.28	1.25	to	2.50	18.82		to	17.38
TA BlackRock iShares Edge 40 Initial Class
12/31/2021	91,800	22.28	to	12.47	1,898,905	1.80	1.25	to	2.50	4.78		to	3.50
12/31/2020	120,025	21.26	to	12.04	2,420,867	2.44	1.25	to	2.50	8.29		to	6.97
12/31/2019	130,278	19.64	to	11.26	2,431,217	2.22	1.25	to	2.50	13.88		to	12.50
12/31/2018	147,907	17.24	to	10.01	2,439,913	1.91	1.25	to	2.50	(5.33)		to	(6.49)
12/31/2017	161,950	18.21	to	10.70	2,843,283	1.76	1.25	to	2.50	8.39		to	7.07

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 40 Service Class
12/31/2021	1,086	$21.92	to	$19.81	$23,545	1.49%	1.25%	to	1.80%	4.47%	to	3.91%
12/31/2020	1,369	20.98	to	19.06	28,378	2.03	1.25	to	1.80	8.10	to	7.52
12/31/2019	2,064	19.41	to	17.73	39,603	1.97	1.25	to	1.80	13.68	to	13.07
12/31/2018	2,316	17.08	to	15.68	39,065	1.62	1.25	to	1.80	(5.61)	to	(6.13)
12/31/2017	2,672	18.09	to	16.70	47,754	1.48	1.25	to	1.80	8.17	to	7.59
TA BlackRock Tactical Allocation Service Class
12/31/2021	320,542	15.16	to	13.42	4,764,439	2.50	1.25	to	2.50	6.30	to	5.01
12/31/2020	337,738	14.26	to	12.78	4,754,358	1.70	1.25	to	2.50	11.79	to	10.43
12/31/2019	352,235	12.76	to	11.57	4,451,472	2.24	1.25	to	2.50	15.61	to	14.20
12/31/2018	380,578	11.03	to	10.13	4,169,855	0.98	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	430,811	11.69	to	10.87	5,008,073	1.45	1.25	to	2.50	10.31	to	8.97
TA International Focus Initial Class
12/31/2021	1,420,274	25.90	to	15.89	33,162,806	1.23	1.25	to	2.65	9.45	to	7.96
12/31/2020	1,774,600	23.67	to	14.71	38,258,844	2.27	1.25	to	2.65	19.40	to	17.78
12/31/2019	1,932,480	19.82	to	12.49	34,984,252	1.64	1.25	to	2.65	26.11	to	24.39
12/31/2018	2,118,864	15.72	to	10.04	30,490,491	1.19	1.25	to	2.65	(18.73)	to	(19.84)
12/31/2017	2,365,874	19.34	to	12.53	41,972,396	1.34	1.25	to	2.65	25.68	to	23.97
TA International Focus Service Class
12/31/2021	6,690	35.04	to	31.66	232,076	1.05	1.25	to	1.80	9.26	to	8.67
12/31/2020	6,812	32.07	to	29.13	216,329	1.89	1.25	to	1.80	19.10	to	18.45
12/31/2019	10,627	26.93	to	24.60	277,972	1.28	1.25	to	1.80	25.83	to	25.15
12/31/2018	13,752	21.40	to	19.65	286,749	0.98	1.25	to	1.80	(18.97)	to	(19.41)
12/31/2017	13,817	26.41	to	24.39	356,351	1.20	1.25	to	1.80	25.42	to	24.75
TA Janus Balanced Service Class
12/31/2021	4,207,838	2.20	to	2.00	9,263,285	1.16	1.25	to	2.50	14.02	to	12.63
12/31/2020	4,339,639	1.93	to	1.77	8,385,678	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	3,878,813	1.71	to	1.59	6,610,131	1.35	1.25	to	2.50	20.27	to	18.80
12/31/2018	2,787,014	1.42	to	1.34	3,939,432	1.48	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	2,811,860	1.44	to	1.37	4,014,346	1.37	1.25	to	2.50	15.30	to	13.89
TA Janus Mid-Cap Growth Initial Class
12/31/2021	1,155,905	140.04	to	24.72	126,292,389	0.27	1.25	to	2.65	15.85	to	14.27
12/31/2020	1,336,474	120.88	to	21.63	123,832,010	0.23	1.25	to	2.65	17.73	to	16.13
12/31/2019	1,460,824	102.68	to	18.63	115,385,380	0.07	1.25	to	2.65	35.02	to	33.18
12/31/2018	1,589,006	76.04	to	13.99	93,909,969	0.06	1.25	to	2.65	(2.44)	to	(3.78)
12/31/2017	1,788,534	77.95	to	14.54	107,804,582	0.10	1.25	to	2.65	27.42	to	25.69
TA Janus Mid-Cap Growth Service Class
12/31/2021	14,939	52.41	to	47.35	766,113	0.10	1.25	to	1.80	15.55	to	14.92
12/31/2020	16,673	45.36	to	41.20	740,653	0.04	1.25	to	1.80	17.46	to	16.83
12/31/2019	17,924	38.61	to	35.27	677,798	-	1.25	to	1.80	34.65	to	33.92
12/31/2018	18,608	28.68	to	26.33	523,331	-	1.25	to	1.80	(2.68)	to	(3.21)
12/31/2017	22,138	29.47	to	27.21	640,456	-	1.25	to	1.80	27.15	to	26.47
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	1,728,080	23.27	to	13.95	37,000,477	2.39	1.25	to	2.50	4.59	to	3.32
12/31/2020	2,097,319	22.25	to	13.50	43,622,052	2.52	1.25	to	2.50	10.10	to	8.75
12/31/2019	2,260,800	20.21	to	12.42	43,042,877	2.62	1.25	to	2.50	12.50	to	11.12
12/31/2018	2,456,523	17.97	to	11.17	41,678,665	1.77	1.25	to	2.50	(5.17)	to	(6.33)
12/31/2017	2,775,821	18.95	to	11.93	50,223,296	2.10	1.25	to	2.50	11.42	to	10.07
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	35,929	23.60	to	21.32	826,217	2.12	1.25	to	1.80	4.32	to	3.76
12/31/2020	43,140	22.62	to	20.55	946,360	2.30	1.25	to	1.80	9.87	to	9.28
12/31/2019	47,595	20.59	to	18.80	952,671	2.24	1.25	to	1.80	12.15	to	11.54
12/31/2018	44,949	18.36	to	16.86	806,285	1.54	1.25	to	1.80	(5.47)	to	(5.98)
12/31/2017	51,072	19.42	to	17.93	971,877	1.91	1.25	to	1.80	11.18	to	10.58

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	2,424,950	$36.48	to	$32.35	$84,348,292	1.68%	1.25%	to	2.65%	18.16%	to	16.55%
12/31/2020	2,962,522	30.88	to	27.76	87,321,817	1.69	1.25	to	2.65	23.20	to	21.52
12/31/2019	3,220,218	25.06	to	22.84	77,881,169	1.73	1.25	to	2.65	24.50	to	22.80
12/31/2018	3,419,417	20.13	to	18.60	66,492,509	1.86	1.25	to	2.65	(11.51)	to	(12.72)
12/31/2017	3,764,299	22.75	to	21.31	82,900,292	1.43	1.25	to	2.65	23.10	to	21.43
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	74,959	41.69	to	37.66	3,062,339	1.45	1.25	to	1.80	17.88	to	17.24
12/31/2020	82,629	35.37	to	32.13	2,868,947	1.48	1.25	to	1.80	22.82	to	22.16
12/31/2019	87,294	28.79	to	26.30	2,472,000	1.47	1.25	to	1.80	24.31	to	23.64
12/31/2018	92,481	23.16	to	21.27	2,108,669	1.59	1.25	to	1.80	(11.81)	to	(12.29)
12/31/2017	104,247	26.27	to	24.25	2,699,330	1.21	1.25	to	1.80	22.84	to	22.18
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	3,272,556	26.85	to	14.97	82,542,081	1.92	1.25	to	2.50	7.83	to	6.52
12/31/2020	3,872,601	24.90	to	14.05	90,990,755	2.17	1.25	to	2.50	11.21	to	9.86
12/31/2019	4,279,917	22.39	to	12.79	91,445,896	2.17	1.25	to	2.50	14.98	to	13.58
12/31/2018	4,710,546	19.47	to	11.26	87,770,549	1.75	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2017	5,064,889	20.79	to	12.17	101,084,222	1.86	1.25	to	2.50	15.03	to	13.64
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	70,434	28.18	to	25.46	1,954,307	1.70	1.25	to	1.80	7.59	to	7.01
12/31/2020	72,002	26.20	to	23.80	1,858,594	1.89	1.25	to	1.80	10.89	to	10.29
12/31/2019	87,976	23.62	to	21.58	2,041,452	1.94	1.25	to	1.80	14.74	to	14.12
12/31/2018	99,985	20.59	to	18.91	2,019,594	1.53	1.25	to	1.80	(6.52)	to	(7.03)
12/31/2017	110,375	22.03	to	20.34	2,391,296	1.65	1.25	to	1.80	14.69	to	14.07
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	4,673,601	30.57	to	15.39	132,061,508	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	5,546,435	27.16	to	13.85	142,613,031	2.05	1.25	to	2.50	13.65	to	12.26
12/31/2019	5,916,260	23.90	to	12.33	134,913,208	2.19	1.25	to	2.50	18.53	to	17.08
12/31/2018	6,368,213	20.16	to	10.53	123,566,431	1.93	1.25	to	2.50	(8.22)	to	(9.35)
12/31/2017	6,625,915	21.97	to	11.62	141,013,924	1.71	1.25	to	2.50	18.30	to	16.86
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	126,282	33.34	to	30.12	4,129,584	1.97	1.25	to	1.80	12.30	to	11.69
12/31/2020	130,290	29.69	to	26.97	3,798,076	1.83	1.25	to	1.80	13.25	to	12.64
12/31/2019	137,204	26.21	to	23.94	3,533,941	1.95	1.25	to	1.80	18.31	to	17.67
12/31/2018	145,187	22.16	to	20.35	3,165,751	1.65	1.25	to	1.80	(8.47)	to	(8.97)
12/31/2017	150,594	24.21	to	22.35	3,592,533	1.51	1.25	to	1.80	18.02	to	17.39
TA JPMorgan Core Bond Initial Class
12/31/2021	1,017,397	45.24	to	10.87	30,351,342	2.79	1.25	to	2.65	(2.25)	to	(3.59)
12/31/2020	1,218,985	46.28	to	11.27	36,929,096	3.82	1.25	to	2.65	6.14	to	4.69
12/31/2019	1,113,966	43.61	to	10.77	32,767,266	2.52	1.25	to	2.65	7.19	to	5.72
12/31/2018	1,301,192	40.68	to	10.18	35,931,674	3.19	1.25	to	2.65	(1.16)	to	(2.52)
12/31/2017	1,357,741	41.16	to	10.45	38,276,644	2.97	1.25	to	2.65	2.39	to	0.99
TA JPMorgan Core Bond Service Class
12/31/2021	22,137	16.53	to	14.93	349,671	2.37	1.25	to	1.80	(2.49)	to	(3.01)
12/31/2020	22,080	16.95	to	15.40	358,838	3.40	1.25	to	1.80	5.84	to	5.27
12/31/2019	23,349	16.01	to	14.62	360,413	2.18	1.25	to	1.80	6.92	to	6.34
12/31/2018	26,534	14.98	to	13.75	381,221	2.89	1.25	to	1.80	(1.33)	to	(1.87)
12/31/2017	26,865	15.18	to	14.01	393,003	2.54	1.25	to	1.80	2.15	to	1.60
TA JPMorgan Enhanced Index Initial Class
12/31/2021	944,397	49.12	to	20.39	44,116,173	0.81	1.25	to	2.50	28.51	to	26.95
12/31/2020	795,940	38.22	to	16.06	28,947,917	1.47	1.25	to	2.50	18.68	to	17.23
12/31/2019	801,581	32.21	to	13.70	24,621,533	1.19	1.25	to	2.50	29.42	to	27.84
12/31/2018	826,753	24.89	to	10.72	19,684,447	1.08	1.25	to	2.50	(7.18)	to	(8.32)
12/31/2017	892,687	26.81	to	11.69	22,968,725	0.59	1.25	to	2.50	19.66	to	18.21

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2021	2,055	$55.39	to	$50.04	$113,347	0.61%	1.25%	to	1.80%	28.19%	to	27.49%
12/31/2020	1,654	43.21	to	39.25	71,043	1.20	1.25	to	1.80	18.38	to	17.74
12/31/2019	3,092	36.50	to	33.34	111,306	0.94	1.25	to	1.80	29.08	to	28.38
12/31/2018	3,519	28.28	to	25.97	98,279	0.84	1.25	to	1.80	(7.41)	to	(7.91)
12/31/2017	3,575	30.54	to	28.20	108,755	0.38	1.25	to	1.80	19.33	to	18.69
TA JPMorgan International Moderate Growth Initial Class
12/31/2021	168,981	15.87	to	14.05	2,601,091	1.51	1.25	to	2.50	7.90	to	6.59
12/31/2020	193,411	14.70	to	13.18	2,766,986	2.71	1.25	to	2.50	13.48	to	12.10
12/31/2019	218,632	12.96	to	11.76	2,776,736	2.29	1.25	to	2.50	16.32	to	14.90
12/31/2018	251,551	11.14	to	10.23	2,749,763	2.35	1.25	to	2.50	(12.68)	to	(13.75)
12/31/2017	268,483	12.76	to	11.87	3,367,764	1.81	1.25	to	2.50	20.28	to	18.82
TA JPMorgan International Moderate Growth Service Class
12/31/2021	1,625	15.26	to	14.02	24,482	1.32	1.25	to	1.80	7.66	to	7.08
12/31/2020	1,569	14.17	to	13.09	21,942	2.54	1.25	to	1.80	13.13	to	12.52
12/31/2019	1,606	12.53	to	11.63	19,876	2.08	1.25	to	1.80	16.16	to	15.53
12/31/2018	1,587	10.79	to	10.07	16,921	2.19	1.25	to	1.80	(13.00)	to	(13.48)
12/31/2017	1,677	12.40	to	11.64	20,572	1.62	1.25	to	1.80	19.97	to	19.33
TA JPMorgan Mid Cap Value Initial Class
12/31/2021	192,915	54.50	to	14.24	9,304,816	0.77	1.25	to	2.50	27.60	to	26.04
12/31/2020	277,433	42.71	to	11.29	10,737,644	1.28	1.25	to	2.50	0.10	to	(1.12)
12/31/2019	307,965	42.67	to	11.42	11,944,504	1.37	1.25	to	2.50	24.65	to	23.13
12/31/2018	329,333	34.23	to	9.28	10,944,615	0.83	1.25	to	2.50	(12.90)	to	(13.97)
12/31/2017	404,694	39.30	to	10.78	15,497,187	0.78	1.25	to	2.50	12.08	to	10.72
TA JPMorgan Mid Cap Value Service Class
12/31/2021	2,001	51.96	to	46.94	103,123	0.60	1.25	to	1.80	27.26	to	26.57
12/31/2020	2,002	40.83	to	37.09	81,118	1.04	1.25	to	1.80	(0.21)	to	(0.75)
12/31/2019	2,004	40.91	to	37.37	81,393	1.17	1.25	to	1.80	24.44	to	23.77
12/31/2018	2,019	32.88	to	30.19	65,927	0.61	1.25	to	1.80	(13.19)	to	(13.66)
12/31/2017	2,875	37.87	to	34.97	108,158	0.56	1.25	to	1.80	11.79	to	11.19
TA JPMorgan Tactical Allocation Initial Class
12/31/2021	703,257	47.26	to	12.92	28,298,506	1.83	1.25	to	2.65	3.61	to	2.20
12/31/2020	802,175	45.61	to	12.64	31,300,111	2.40	1.25	to	2.65	10.98	to	9.46
12/31/2019	847,076	41.10	to	11.55	30,567,060	2.42	1.25	to	2.65	10.79	to	9.28
12/31/2018	929,889	37.10	to	10.57	30,598,668	2.22	1.25	to	2.65	(4.14)	to	(5.46)
12/31/2017	1,061,728	38.70	to	11.17	36,397,504	1.88	1.25	to	2.65	7.41	to	5.95
TA JPMorgan Tactical Allocation Service Class
12/31/2021	19,088	19.54	to	17.65	368,685	1.49	1.25	to	1.80	3.34	to	2.78
12/31/2020	21,001	18.91	to	17.17	391,912	2.04	1.25	to	1.80	10.72	to	10.12
12/31/2019	23,373	17.08	to	15.59	393,894	2.08	1.25	to	1.80	10.53	to	9.93
12/31/2018	25,624	15.45	to	14.19	390,873	1.90	1.25	to	1.80	(4.39)	to	(4.91)
12/31/2017	28,606	16.16	to	14.92	456,875	1.57	1.25	to	1.80	7.17	to	6.59
TA Managed Risk - Balanced ETF Service Class
12/31/2021	262,014	16.75	to	12.55	4,265,943	1.20	1.25	to	2.50	8.00	to	6.69
12/31/2020	357,295	15.51	to	11.76	5,397,256	2.09	1.25	to	2.50	2.90	to	1.65
12/31/2019	394,604	15.07	to	11.57	5,800,071	1.99	1.25	to	2.50	14.22	to	12.83
12/31/2018	395,203	13.20	to	10.25	5,089,391	1.77	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	432,241	14.00	to	11.01	5,932,144	1.75	1.25	to	2.50	12.04	to	10.68
TA Managed Risk - Growth ETF Service Class
12/31/2021	243,484	18.39	to	13.66	4,345,213	0.91	1.25	to	2.50	12.64	to	11.26
12/31/2020	335,428	16.32	to	12.28	5,323,073	2.04	1.25	to	2.50	2.93	to	1.67
12/31/2019	414,709	15.86	to	12.08	6,421,406	1.74	1.25	to	2.50	17.94	to	16.50
12/31/2018	397,351	13.45	to	10.37	5,240,391	1.55	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	396,850	14.67	to	11.45	5,715,740	1.58	1.25	to	2.50	17.01	to	15.59

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Morgan Stanley Capital Growth Initial Class
12/31/2021	914,194	$116.02	to	$102.41	$97,946,899	-%	1.25%	to	2.65%	(1.76	) %	to	(3.10	) %
12/31/2020	1,187,744	118.10	to	105.69	130,598,721	-	1.25	to	2.65	115.18		to	112.26
12/31/2019	1,458,314	54.88	to	49.79	75,027,195	-	1.25	to	2.65	22.21		to	20.54
12/31/2018	1,008,003	44.91	to	41.31	42,744,790	-	1.25	to	2.65	5.36		to	3.91
12/31/2017	1,079,034	42.62	to	39.75	43,695,752	-	1.25	to	2.65	41.83		to	39.90
TA Morgan Stanley Capital Growth Service Class
12/31/2021	13,262	105.99	to	95.76	1,354,858	-	1.25	to	1.80	(2.05)		to	(2.58)
12/31/2020	13,237	108.21	to	98.30	1,383,463	-	1.25	to	1.80	114.61		to	113.46
12/31/2019	15,070	50.42	to	46.05	735,587	-	1.25	to	1.80	21.95		to	21.29
12/31/2018	10,193	41.35	to	37.97	412,629	-	1.25	to	1.80	5.11		to	4.54
12/31/2017	3,954	39.34	to	36.32	152,287	-	1.25	to	1.80	41.50		to	40.74
TA Multi-Managed Balanced Initial Class
12/31/2021	3,028,888	40.14	to	20.16	117,450,085	1.14	1.25	to	2.65	15.59		to	14.02
12/31/2020	3,602,792	34.73	to	17.68	120,980,866	1.58	1.25	to	2.65	14.47		to	12.91
12/31/2019	3,824,424	30.34	to	15.66	112,863,733	1.65	1.25	to	2.65	20.27		to	18.63
12/31/2018	4,092,683	25.23	to	13.20	101,001,645	1.42	1.25	to	2.65	(4.85)		to	(6.16)
12/31/2017	4,510,630	26.51	to	14.06	117,196,596	0.85	1.25	to	2.65	12.73		to	11.20
TA Multi-Managed Balanced Service Class
12/31/2021	18,007	39.91	to	36.06	699,255	0.95	1.25	to	1.80	15.35		to	14.73
12/31/2020	18,549	34.60	to	31.43	625,648	1.43	1.25	to	1.80	14.18		to	13.56
12/31/2019	19,115	30.31	to	27.68	569,250	1.46	1.25	to	1.80	20.00		to	19.35
12/31/2018	20,600	25.26	to	23.19	512,004	1.21	1.25	to	1.80	(5.10)		to	(5.61)
12/31/2017	22,291	26.61	to	24.57	583,996	0.70	1.25	to	1.80	12.42		to	11.81
TA PIMCO Tactical - Balanced Service Class
12/31/2021	726,003	1.48	to	1.33	1,065,200	-	1.25	to	2.50	5.08		to	3.80
12/31/2020	1,756,855	1.41	to	1.28	2,449,824	3.57	1.25	to	2.50	7.51		to	6.20
12/31/2019	1,075,360	1.31	to	1.20	1,399,630	0.16	1.25	to	2.50	18.20		to	16.76
12/31/2018	1,118,577	1.11	to	1.03	1,232,596	3.11	1.25	to	2.50	(8.09)		to	(9.22)
12/31/2017	1,072,442	1.21	to	1.14	1,287,190	0.30	1.25	to	2.50	10.66		to	9.31
TA PIMCO Tactical - Conservative Service Class
12/31/2021	1,216,239	1.38	to	12.44	1,737,799	1.11	1.25	to	2.50	2.92		to	1.67
12/31/2020	1,061,716	1.34	to	12.24	1,493,399	1.50	1.25	to	2.50	8.54		to	7.21
12/31/2019	1,413,528	1.24	to	11.41	1,767,627	0.10	1.25	to	2.50	16.11		to	14.70
12/31/2018	812,416	1.06	to	9.95	866,477	3.27	1.25	to	2.50	(6.32)		to	(7.47)
12/31/2017	766,189	1.14	to	10.76	875,674	1.47	1.25	to	2.50	9.04		to	7.71
TA PIMCO Tactical - Growth Service Class
12/31/2021	697,547	1.50	to	13.50	1,042,010	-	1.25	to	2.50	7.86		to	6.55
12/31/2020	975,215	1.39	to	12.67	1,358,933	2.49	1.25	to	2.50	7.74		to	6.43
12/31/2019	343,250	1.29	to	11.91	461,521	-	1.25	to	2.50	20.05		to	18.59
12/31/2018	397,510	1.08	to	10.04	454,824	3.15	1.25	to	2.50	(8.83)		to	(9.95)
12/31/2017	475,618	1.18	to	11.15	597,454	0.40	1.25	to	2.50	13.41		to	12.03
TA PIMCO Total Return Initial Class
12/31/2021	1,438,744	18.61	to	11.01	24,879,766	1.52	1.25	to	2.65	(2.10)		to	(3.43)
12/31/2020	1,595,410	19.01	to	11.40	28,392,123	3.98	1.25	to	2.65	6.36		to	4.91
12/31/2019	1,829,150	17.88	to	10.87	30,824,370	2.50	1.25	to	2.65	7.08		to	5.61
12/31/2018	1,991,493	16.70	to	10.29	31,411,079	2.54	1.25	to	2.65	(1.89)		to	(3.23)
12/31/2017	2,239,603	17.02	to	10.63	36,408,838	-	1.25	to	2.65	3.59		to	2.18
TA PIMCO Total Return Service Class
12/31/2021	8,534	16.53	to	14.93	135,316	1.18	1.25	to	1.80	(2.29)		to	(2.82)
12/31/2020	10,128	16.91	to	15.36	164,131	4.02	1.25	to	1.80	6.08		to	5.51
12/31/2019	14,709	15.94	to	14.56	226,145	2.26	1.25	to	1.80	6.88		to	6.30
12/31/2018	15,162	14.92	to	13.70	218,909	2.35	1.25	to	1.80	(2.25)		to	(2.78)
12/31/2017	17,904	15.26	to	14.09	265,191	-	1.25	to	1.80	3.36		to	2.80

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Initial Class
12/31/2021	1,499,037	$53.86	to	$49.79	$76,732,308	0.65%	1.25%	to	2.65%	26.54%	to	24.82%
12/31/2020	1,787,916	42.56	to	39.89	73,177,666	1.18	1.25	to	2.65	2.76	to	1.35
12/31/2019	1,918,647	41.42	to	39.36	76,798,395	0.97	1.25	to	2.65	23.73	to	22.05
12/31/2018	2,125,473	33.47	to	32.25	69,417,170	0.89	1.25	to	2.65	(12.56)	to	(13.76)
12/31/2017	2,410,229	38.28	to	37.39	90,549,665	1.13	1.25	to	2.65	14.13	to	12.58
TA Small/Mid Cap Value Service Class
12/31/2021	30,695	53.56	to	48.66	1,611,365	0.49	1.25	to	1.80	26.24	to	25.56
12/31/2020	34,514	42.43	to	38.76	1,436,695	1.00	1.25	to	1.80	2.46	to	1.91
12/31/2019	37,173	41.41	to	38.03	1,511,111	0.75	1.25	to	1.80	23.40	to	22.73
12/31/2018	38,695	33.56	to	30.99	1,275,378	0.67	1.25	to	1.80	(12.73)	to	(13.21)
12/31/2017	43,748	38.46	to	35.70	1,654,682	0.95	1.25	to	1.80	13.84	to	13.23
TA T. Rowe Price Small Cap Initial Class
12/31/2021	712,969	62.01	to	54.74	38,813,797	-	1.25	to	2.65	10.00	to	8.50
12/31/2020	846,616	56.37	to	50.45	42,239,421	-	1.25	to	2.65	22.04	to	20.37
12/31/2019	927,098	46.19	to	41.91	37,820,408	-	1.25	to	2.65	31.13	to	29.34
12/31/2018	1,013,020	35.23	to	32.40	31,597,222	-	1.25	to	2.65	(8.24)	to	(9.50)
12/31/2017	1,092,216	38.39	to	35.80	37,366,458	-	1.25	to	2.65	20.88	to	19.24
TA T. Rowe Price Small Cap Service Class
12/31/2021	6,012	71.78	to	64.85	415,578	-	1.25	to	1.80	9.71	to	9.12
12/31/2020	6,283	65.43	to	59.43	396,821	-	1.25	to	1.80	21.78	to	21.12
12/31/2019	7,372	53.73	to	49.07	381,902	-	1.25	to	1.80	30.76	to	30.05
12/31/2018	6,761	41.09	to	37.73	268,893	-	1.25	to	1.80	(8.43)	to	(8.93)
12/31/2017	9,067	44.87	to	41.43	395,752	-	1.25	to	1.80	20.52	to	19.87
TA WMC US Growth Initial Class
12/31/2021	8,876,620	65.40	to	57.99	568,800,625	0.08	1.25	to	2.65	19.18	to	17.55
12/31/2020	10,154,617	54.88	to	49.34	546,374,213	0.11	1.25	to	2.65	35.60	to	33.76
12/31/2019	11,230,271	40.47	to	36.88	446,343,734	0.13	1.25	to	2.65	38.32	to	36.43
12/31/2018	11,943,700	29.26	to	27.04	343,844,277	0.48	1.25	to	2.65	(1.03)	to	(2.39)
12/31/2017	13,407,187	29.56	to	27.70	390,459,587	0.42	1.25	to	2.65	27.61	to	25.87
TA WMC US Growth Service Class
12/31/2021	41,566	68.93	to	62.28	2,801,149	-	1.25	to	1.80	18.89	to	18.24
12/31/2020	46,644	57.98	to	52.67	2,646,148	-	1.25	to	1.80	35.25	to	34.52
12/31/2019	48,057	42.87	to	39.15	2,020,593	-	1.25	to	1.80	37.95	to	37.21
12/31/2018	46,914	31.07	to	28.54	1,433,014	0.28	1.25	to	1.80	(1.27)	to	(1.81)
12/31/2017	54,476	31.48	to	29.06	1,685,981	0.21	1.25	to	1.80	27.28	to	26.59

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.